UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	7/31/2012

Item 1. Schedule of Investments

Large Capitalization Growth Portfolio

Schedule of Investments

as of July 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS — 95.4%
Auto Parts and Equipment — 0.3%
23,240	Johnson Controls, Inc.	$ 572,866

Beverages — 1.2%
17,016	Anheuser-Busch InBev NV, ADR (Belgium)(a)	1,348,007
46,529	Diageo PLC (United Kingdom)	1,243,701

		2,591,708

Biotechnology — 3.9%
10,530	Alexion Pharmaceuticals, Inc.*	1,104,071
37,592	Biogen Idec, Inc.*	5,482,041
11,340	Celgene Corp.*	776,336
14,660	Gilead Sciences, Inc.*	796,478

		8,158,926

Broadcasting — 0.3%
11,710	Discovery Communications, Inc. (Class A Stock)*	592,877

Business Services — 0.7%
3,584	MasterCard, Inc. (Class A Stock)	1,564,667

Chemicals — 3.5%
9,720	Airgas, Inc.	770,990
42,555	Monsanto Co.	3,643,559
27,026	Praxair, Inc.	2,804,218

		7,218,767

Commercial Banks — 1.7%
103,564	U.S. Bancorp	3,469,394

Commercial Services — 0.7%
9,410	FleetCor Technologies, Inc.*	347,417
2,330	United Rentals, Inc.*	67,360
19,900	Verisk Analytics, Inc. (Class A Stock)*	999,975

		1,414,752

Computer Hardware — 8.5%
28,487	Apple, Inc.*	17,398,720
11,800	NetApp, Inc.*(a)	385,506

		17,784,226

Computer Services & Software — 2.9%
42,921	Accenture PLC (Class A Stock) (Ireland)	2,588,136
6,967	Amazon.com, Inc.*	1,625,401
18,149	Cognizant Technology Solutions Corp. (Class A Stock)*	1,030,319
14,160	Parametric Technology Corp.*	305,007
3,251	salesforce.com, Inc.*	404,294

		5,953,157

Computers & Peripherals — 1.7%
132,940	EMC Corp.*	3,484,357

Cosmetics & Toiletries — 1.0%
41,339	Estee Lauder Cos., Inc. (The) (Class A Stock)	2,165,337

Distribution/Wholesale — 1.3%
5,890	LKQ Corp.*	208,093
12,366	W.W. Grainger, Inc.	2,532,928

		2,741,021

Diversified Financial Services — 0.4%
4,410	Affiliated Managers Group, Inc.*	492,112
2,460	BlackRock, Inc.	418,839

		910,951

Engineering/Construction — 0.1%
4,520	Fluor Corp.	224,102

Entertainment & Leisure — 0.6%
20,820	Las Vegas Sands Corp.	758,265
6,233	Polaris Industries Inc	468,472

		1,226,737

Environmental Services — 0.2%
3,650	Stericycle, Inc.*(a)	338,902

Financial — Bank & Trust — 1.8%
108,364	Wells Fargo & Co.	3,663,787

Financial Services — 2.4%
39,365	Visa, Inc. (Class A Stock)(a)	5,080,841

Food — 2.7%
10,545	Danone (France)	640,964
6,810	General Mills, Inc.(a)	263,547
10,970	Kraft Foods, Inc. (Class A Stock)	435,619
59,341	Mead Johnson Nutrition Co.	4,329,519

		5,669,649

Hand/Machine Tools — 0.3%
10,110	Stanley Black & Decker, Inc.	676,258

Healthcare Products — 0.8%
2,630	Cooper Cos., Inc. (The)	197,934
22,014	Covidien PLC (Ireland)	1,230,142
2,780	IDEXX Laboratories, Inc.*(a)	245,113

		1,673,189

Holding Companies — Diversified — 0.2%
2,791	LVMH Moet Hennessy Louis Vuitton SA (France)	419,854

Hotels, Restaurants & Leisure — 2.7%
35,962	McDonald’s Corp.	3,213,564
26,677	Wynn Resorts Ltd.	2,500,969

		5,714,533

Internet — 1.8%
22,242	Baidu, Inc., ADR (Cayman Islands)*	2,680,606
11,336	LinkedIn Corp. (Class A Stock)*(a)	1,163,640

		3,844,246

Internet Software & Services — 4.2%
15,340	eBay, Inc.*	679,562
2,672	F5 Networks, Inc.*	249,512
5,104	Google, Inc. (Class A Stock)*	3,230,679
21,310	Oracle Corp.	643,562
5,341	priceline.com, Inc.*	3,534,353
7,950	VeriSign, Inc.*(a)	353,139

		8,690,807

Investment Company — 0.6%
1,674,000	Hutchison Port Holdings Trust (Singapore)	1,272,240

Machinery & Equipment — 0.2%
8,330	Joy Global, Inc.(a)	432,660

Media — 2.4%
39,098	Comcast Corp. (Special Class A Stock)	1,248,399
54,870	News Corp. (Class A Stock)	1,263,108
2,480	Time Warner Cable, Inc.	210,626
28,710	Viacom, Inc. (Class B Stock)	1,341,044
17,620	Walt Disney Co. (The)(a)	865,847

		4,929,024

Medical Equipment — 0.7%
26,267	Thermo Fisher Scientific, Inc.	1,462,284

Metals & Mining — 1.7%
23,455	Precision Castparts Corp.	3,648,660

Miscellaneous Manufacturers — 2.4%
75,891	Danaher Corp.(a)	4,007,804
12,160	Honeywell International, Inc.	705,888
5,830	Polypore International, Inc.*(a)	216,643

		4,930,335

Oil & Gas Services — 3.2%
14,830	Cameron International Corp.*	745,504
12,860	Dresser-Rand Group, Inc.*	598,119
10,030	FMC Technologies, Inc.*(a)	452,554
42,505	National Oilwell Varco, Inc.	3,073,111
20,449	Occidental Petroleum Corp.	1,779,676

		6,648,964

Oil, Gas & Consumable Fuels — 3.2%
12,875	Anadarko Petroleum Corp.	894,040
20,330	Cabot Oil & Gas Corp.	857,723
4,470	EOG Resources, Inc.	438,105
7,450	EQT Corp.	420,180
66,558	Halliburton Co.	2,205,067
9,780	Noble Energy, Inc.	855,065
5,142	Pioneer Natural Resources Co.(a)	455,735
6,440	Schlumberger Ltd. (Netherlands)	458,914

		6,584,829

Pharmaceuticals — 5.9%
43,604	Abbott Laboratories	2,891,381
28,427	Allergan, Inc.	2,333,004
53,631	Bristol-Myers Squibb Co.	1,909,264
6,842	Catamaran Corp. (Canada)*	578,217
77,812	Express Scripts Holding Co*	4,508,427

		12,220,293

Pipelines — 0.6%
37,723	Kinder Morgan, Inc.	1,350,861

Real Estate Investment Trust — 1.3%
37,343	American Tower Corp.	2,700,272

Retail — 10.5%
4,329	Autozone, Inc.*	1,624,371
1,218	Chipotle Mexican Grill, Inc.*	356,058
12,342	Costco Wholesale Corp.	1,187,053
55,726	Dollar General Corp.*	2,842,583
14,024	Dollar Tree, Inc.*	705,968
54,826	Home Depot, Inc. (The)	2,860,821
40,555	Limited Brands, Inc.(a)	1,928,390
28,120	Lululemon Athletica, Inc.*(a)	1,588,218
19,175	O’Reilly Automotive, Inc.*	1,644,064
10,860	PetSmart, Inc.	717,955
21,161	Ross Stores, Inc.	1,405,937
82,538	Starbucks Corp.	3,737,321
4,840	Tractor Supply Co.(a)	439,811
11,914	Wal-Mart Stores, Inc.	886,759

		21,925,309

Retail & Merchandising — 6.4%
25,484	Target Corp.	1,545,605
8,210	Tiffany & Co.(a)	450,975
159,204	TJX Cos., Inc. (The)	7,049,553

21,395	Urban Outfitters, Inc.*(a)	653,617
57,184	Yum! Brands, Inc.	3,707,811

		13,407,561

Semiconductors — 3.1%
19,050	Altera Corp.	675,323
5,908	ASML Holding NV (Netherlands)	339,710
15,365	Broadcom Corp. (Class A Stock)*	520,566
11,900	Linear Technology Corp.(a)	383,775
76,002	QUALCOMM, Inc.	4,535,799

		6,455,173

Software — 2.5%
6,460	Autodesk, Inc.*	219,123
9,236	Cerner Corp.*(a)	682,725
43,882	Check Point Software Technologies Ltd. (Israel)*(a)	2,131,349
9,850	Citrix Systems, Inc.*	715,898
4,600	Red Hat, Inc.*	246,836
6,160	VeriFone Systems, Inc.*(a)	223,546
10,423	VMware, Inc. (Class A Stock)*	945,992

		5,165,469

Textiles, Apparel & Luxury Goods — 2.1%
40,349	NIKE, Inc. (Class B Stock)	3,766,579
3,999	VF Corp.	597,051

		4,363,630

Tobacco — 0.9%
4,860	Lorillard, Inc.	625,190
12,660	Philip Morris International, Inc.	1,157,631

		1,782,821

Transportation — 1.8%
17,184	Expeditors International of Washington, Inc.	611,235
6,750	Kansas City Southern	491,400
21,011	Union Pacific Corp.	2,576,159

		3,678,794

	TOTAL COMMON STOCKS (cost $149,413,562)	198,805,090

PREFERRED STOCK — 0.5%
Financial — Bank & Trust
35,375	Wells Fargo & Co., Series J, 8.00% (cost $806,499)	1,084,598

	TOTAL LONG-TERM INVESTMENTS (cost $150,220,061)	199,889,688

SHORT-TERM INVESTMENT — 11.8%
AFFILIATED MONEY MARKET MUTUAL FUND
24,448,325	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $24,448,325; includes $16,773,780 of cash collateral for securities on loan)(b)(w)	24,448,325

	TOTAL INVESTMENTS — 107.7% (cost $174,668,386)(p)	224,338,013
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%	(15,999,081)

	NET ASSETS — 100%	$208,338,932

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,119,487; cash collateral of $16,773,780 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)	The United States federal income tax basis of the Schedule of investments was $178,904,178; accordingly, net unrealized appreciation on investments for federal income tax purposes was $45,433,835 (gross unrealized appreciation $48,372,547; gross unrealized depreciation $2,938,712). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$196,500,571	$2,304,519	$—
Preferred Stock	1,084,598	—	—
Affiliated Money Market Mutual Fund	24,448,325	—	—

Total	$222,033,494	$2,304,519	$—

Large Capitalization Value Portfolio

Schedule of Investments

as of July 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 5.1%
46,400	Boeing Co. (The)	$ 3,429,424
12,500	Embraer SA, ADR (Brazil)	317,250
15,200	Lockheed Martin Corp.	1,356,904
52,900	Northrop Grumman Corp.	3,501,980
37,700	Rockwell Collins, Inc.	1,906,489

		10,512,047

Air Freight & Logistics — 0.4%
9,200	FedEx Corp.	830,760

Auto Components — 1.1%
42,700	Johnson Controls, Inc.	1,052,555
8,600	Lear Corp.	305,730
25,500	Magna International, Inc. (Canada)	1,020,510

		2,378,795

Beverages — 1.6%
19,200	Molson Coors Brewing Co. (Class B Stock)	812,544
35,200	PepsiCo, Inc.	2,560,096

		3,372,640

Biotechnology — 0.5%
12,400	Amgen, Inc.	1,024,240

Capital Markets — 0.7%
7,000	Goldman Sachs Group, Inc. (The)	706,300
19,900	State Street Corp.	803,562

		1,509,862

Chemicals — 2.4%
4,900	CF Industries Holdings, Inc.	959,224
9,000	PPG Industries, Inc.	985,140
28,400	Praxair, Inc.	2,946,784

		4,891,148

Commercial Banks — 5.0%
47,400	CIT Group, Inc.*	1,731,048
60,700	Fifth Third Bancorp	838,874
38,000	PNC Financial Services Group, Inc.	2,245,800
84,900	Regions Financial Corp.	590,904
26,600	U.S. Bancorp	891,100
118,143	Wells Fargo & Co.	3,994,415

		10,292,141

Communication Equipment — 0.3%
42,200	Cisco Systems, Inc.	673,090

Computers & Peripherals — 3.2%
6,500	Apple, Inc.*	3,969,940
142,400	Hewlett-Packard Co.	2,597,376

		6,567,316

Consumer Finance — 0.5%
18,800	Capital One Financial Corp.	1,062,012

Diversified Consumer Services — 0.5%
64,000	H&R Block, Inc.	1,032,320

Diversified Financial Services — 6.5%
46,500	American Express Co.(a)	2,683,515
210,086	Bank of America Corp.	1,542,032

12,300	BlackRock, Inc.	2,094,198
91,493	Citigroup, Inc.	2,482,205
129,700	JPMorgan Chase & Co.	4,669,200

		13,471,150

Diversified Telecommunication Services — 2.1%
60,400	AT&T, Inc.(a)	2,290,368
49,100	CenturyLink, Inc.	2,039,614

		4,329,982

Electric Utilities — 2.9%
40,300	American Electric Power Co., Inc.	1,702,272
39,100	Edison International	1,805,638
53,000	Exelon Corp.	2,073,360
17,900	PPL Corp.	517,310

		6,098,580

Electronic Equipment & Instruments — 2.2%
93,600	Corning, Inc.	1,067,976
24,225	TE Connectivity Ltd. (Switzerland)	799,667
48,300	Thermo Fisher Scientific, Inc.	2,688,861

		4,556,504

Energy Equipment & Services — 0.8%
12,000	Diamond Offshore Drilling, Inc.	785,040
17,500	Ensco PLC (Class A) (United Kingdom)	950,775

		1,735,815

Food & Staples Retailing — 2.2%
48,700	CVS Caremark Corp.	2,203,675
70,200	Kroger Co. (The)	1,556,334
10,200	Wal-Mart Stores, Inc.	759,186

		4,519,195

Food Products — 1.1%
63,800	ConAgra Foods, Inc.	1,575,222
7,700	General Mills, Inc.	297,990
12,600	Kraft Foods, Inc. (Class A Stock)	500,346

		2,373,558

Forest & Paper Products — 0.8%
47,600	International Paper Co.	1,561,756

Healthcare Equipment & Supplies — 0.7%
22,100	Medtronic, Inc.	871,182
10,200	Zimmer Holdings, Inc.	601,086

		1,472,268

Healthcare Providers & Services — 2.1%
80,500	Aetna, Inc.	2,902,830
38,000	CIGNA Corp.	1,530,640

		4,433,470

Hotels, Restaurants & Leisure — 0.2%
10,500	Carnival Corp. (Panama)(a)	349,440

Household Products — 0.8%
19,600	Kimberly-Clark Corp.(a)	1,703,436

Independent Power Production — 0.4%
47,000	NRG Energy, Inc.	931,540

Industrial Conglomerates — 1.2%
121,300	General Electric Co.	2,516,975

Insurance — 8.4%
105,300	Allstate Corp. (The)	3,611,790
76,300	American International Group, Inc.*	2,385,901
90,200	Marsh & McLennan Cos., Inc.	2,995,542
149,569	MetLife, Inc.	4,602,238
29,100	Travelers Cos., Inc. (The)	1,823,115

63,600	Unum Group	1,201,404
38,200	XL Group PLC (Ireland)	788,830

		17,408,820

Internet Services — 1.4%
179,300	Yahoo! Inc.*	2,840,112

IT Services — 0.4%
4,100	International Business Machines Corp.	803,518

Leisure Equipment & Products — 0.4%
20,900	Mattel, Inc.	735,053

Machinery — 3.5%
13,800	Cummins, Inc.	1,323,420
15,400	Deere & Co.(a)	1,183,028
63,300	Ingersoll-Rand PLC (Ireland)	2,684,553
31,000	PACCAR, Inc.(a)	1,240,310
10,500	Parker Hannifin Corp.	843,360

		7,274,671

Media — 3.6%
26,500	CBS Corp. (Class B Stock)	886,690
141,200	Comcast Corp. (Special Class A Stock)	4,508,516
30,300	Interpublic Group of Cos., Inc. (The)	299,061
45,400	Time Warner, Inc.(a)	1,776,048

		7,470,315

Metals & Mining — 0.9%
55,300	Freeport-McMoRan Copper & Gold, Inc.	1,861,951

Multi-Utilities — 0.8%
50,500	Public Service Enterprise Group, Inc.	1,678,620

Multiline Retail — 2.0%
34,200	J.C. Penney Co., Inc.(a)	769,842
52,600	Kohl’s Corp.	2,615,272
21,700	Macy’s, Inc.	777,728

		4,162,842

Office Electronics — 0.8%
233,900	Xerox Corp.	1,620,927

Oil, Gas & Consumable Fuels — 8.9%
16,000	Apache Corp.	1,377,920
47,000	Chesapeake Energy Corp.(a)	884,540
22,800	Chevron Corp.	2,498,424
29,300	ConocoPhillips	1,595,092
12,300	Devon Energy Corp.	727,176
6,400	Hess Corp.	301,824
51,100	Marathon Oil Corp.	1,352,617
15,600	Murphy Oil Corp.	837,096
47,800	National Oilwell Varco, Inc.	3,455,940
33,600	Phillips 66	1,263,360
27,100	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)(a)	1,912,176
49,300	Total SA, ADR (France)(a)	2,265,335

		18,471,500

Pharmaceuticals — 10.0%
79,000	Abbott Laboratories	5,238,490
10,300	AstraZeneca PLC, ADR (United Kingdom)(a)	482,143
28,400	Eli Lilly & Co.	1,250,452
81,300	Endo Health Solutions, Inc.*	2,417,049
58,200	Johnson & Johnson(a)	4,028,604
56,900	Merck & Co., Inc.	2,513,273
12,800	Novartis AG, ADR (Switzerland)	750,336
129,700	Pfizer, Inc.	3,117,988
21,500	Sanofi, ADR (France)	873,760

		20,672,095

Professional Services — 0.2%
13,900	Manpower, Inc.	494,562

Railroads — 0.4%
11,300	Norfolk Southern Corp.	836,765

Real Estate Investment Trusts — 1.5%
129,400	Annaly Capital Management, Inc.(a)	2,255,442
42,500	Kimco Realty Corp.	828,325

		3,083,767

Semiconductors & Semiconductor Equipment — 2.8%
91,100	Intel Corp.	2,341,270
19,200	KLA-Tencor Corp.(a)	977,472
88,500	Texas Instruments, Inc.	2,410,740

		5,729,482

Software — 4.5%
37,758	CA, Inc.	908,835
98,200	Electronic Arts, Inc.*	1,082,164
246,500	Microsoft Corp.	7,264,355

		9,255,354

Specialty Retail — 0.7%
20,100	Gap, Inc. (The)	592,749
61,600	Staples, Inc.	784,784

		1,377,533

Tobacco — 0.5%
28,300	Altria Group, Inc.	1,017,951

Wireless Telecommunication Services — 1.1%
76,000	Vodafone Group PLC, ADR (United Kingdom)	2,185,000

	TOTAL LONG-TERM INVESTMENTS (cost $186,642,153)	203,180,878

SHORT-TERM INVESTMENT — 12.4%
AFFILIATED MONEY MARKET MUTUAL FUND
25,606,198	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $25,606,198; includes $21,594,271 of cash collateral for securities on loan)(b)(w)	25,606,198

	TOTAL INVESTMENTS — 110.5% (cost $212,248,351)(p)	228,787,076
	LIABILITIES IN EXCESS OF OTHER ASSETS — (10.5)%	(21,756,921)

	NET ASSETS — 100%	$207,030,155

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,998,740; cash collateral of $21,594,271 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $222,575,236; accordingly, net unrealized appreciation on investments for federal income tax purposes was $6,211,840 (gross unrealized appreciation $13,521,820; gross unrealized depreciation $7,309,980). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$203,180,878	$—	$—
Affiliated Money Market Mutual Fund	25,606,198	—	—

Total	$228,787,076	$—	$—

Small Capitalization Growth Portfolio

Schedule of Investments

as of July 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aerospace & Defense — 1.6%
25,089	Triumph Group, Inc.	$ 1,568,815

Airlines — 1.0%
140,499	JetBlue Airways Corp.*(a)	774,149
11,637	Spirit Airlines, Inc.*	250,312

		1,024,461

Automotive Parts — 1.3%
70,217	Meritor, Inc.*	328,615
3,520	Tenneco, Inc.*(a)	103,101
14,476	WABCO Holdings, Inc.*	795,022

		1,226,738

Banks — 1.5%
42,699	Citizens Republic Bancorp, Inc.*	768,582
5,061	CoBiz Financial, Inc.	33,909
4,680	Signature Bank*	301,860
30,501	Susquehanna Bancshares, Inc.	325,140

		1,429,491

Biotechnology — 3.1%
8,837	Alnylam Pharmaceuticals, Inc.*(a)	165,164
53,862	Halozyme Therapeutics, Inc.*(a)	485,835
13,130	Incyte Corp.*(a)	328,119
37,737	NPS Pharmaceuticals, Inc.*	290,952
17,942	Seattle Genetics, Inc.*(a)	469,363
33,449	Sequenom, Inc.*(a)	93,992
19,590	United Therapeutics Corp.*(a)	1,073,140
6,972	Verastem, Inc.*	65,118

		2,971,683

Building Materials — 1.5%
5,826	Apogee Enterprises, Inc.	94,323
11,052	Lennox International, Inc.	482,641
18,749	Texas Industries, Inc.(a)	783,146
5,474	Trex Co., Inc.*	139,477

		1,499,587

Chemicals — 2.6%
14,896	Georgia Gulf Corp.	488,291
62,459	Huntsman Corp.	790,106
19,309	Intrepid Potash, Inc.*	450,672
18,932	Quaker Chemical Corp.	838,120

		2,567,189

Clothing & Apparel — 0.3%
17,600	Crocs, Inc.*	270,160

Commercial Banks — 1.9%
13,403	Bank of the Ozarks, Inc.	431,443
5,992	SVB Financial Group*	346,397
9,304	Texas Capital Bancshares, Inc.*(a)	400,909
10,445	UMB Financial Corp.	501,987
14,742	Walker & Dunlop, Inc.*	186,339

		1,867,075

Commercial Services — 5.1%
45,325	Geo Group, Inc. (The)*	1,047,914
6,351	Kenexa Corp.*	151,217
165,530	Monster Worldwide, Inc.*(a)	1,200,092

30,453	PAREXEL International Corp.*	838,067
17,984	Sotheby’s	527,830
6,144	United Rentals, Inc.*(a)	177,623
31,850	Waste Connections, Inc.	980,025

		4,922,768

Computer Services & Software — 2.4%
4,320	3D Systems Corp.*(a)	164,160
61,490	Fortinet, Inc.*	1,476,375
41,761	Riverbed Technology, Inc.*	736,664

		2,377,199

Construction & Engineering — 0.4%
35,157	McDermott International, Inc. (Panama)*	411,337

Consumer Durables — 0.1%
9,540	Skullcandy, Inc.*	137,472

Distribution/Wholesale — 1.1%
7,770	MWI Veterinary Supply, Inc.*	707,769
6,700	WESCO International, Inc.*(a)	373,257

		1,081,026

Diversified Financial Services — 0.6%
35,392	Duff & Phelps Corp. (Class A Stock)	521,678
3,450	Financial Engines, Inc.*(a)	64,757

		586,435

Electronic Components — 3.8%
21,400	Coherent, Inc.*	1,044,962
12,400	FARO Technologies, Inc.*	533,572
13,252	II-VI, Inc.*	231,115
13,586	OYO Geospace Corp.*	1,287,681
35,715	Universal Electronics, Inc.*	449,652
14,444	Zagg, Inc.*(a)	160,328

		3,707,310

Electronic Components & Equipment — 2.1%
13,582	Cymer, Inc.*(a)	777,026
27,195	InvenSense, Inc.*	350,815
18,802	Universal Display Corp.*(a)	597,152
9,861	Woodward, Inc.	331,034

		2,056,027

Energy — Alternate Sources — 0.1%
13,685	Gevo, Inc.*(a)	53,098

Entertainment & Leisure — 4.1%
28,590	Bally Technologies, Inc.*	1,249,669
15,555	Black Diamond, Inc.*	153,061
7,648	Carmike Cinemas, Inc.*	106,307
48,862	Pinnacle Entertainment, Inc.*	530,153
133,791	Shuffle Master, Inc.*	1,954,687

		3,993,877

Food — 1.3%
21,425	Fresh Market, Inc. (The)*(a)	1,261,718

Hand/Machine Tools — 1.0%
15,501	Regal-Beloit Corp.	997,800

Healthcare Products — 1.4%
8,036	Align Technology, Inc.*(a)	272,902
10,580	Cooper Cos., Inc. (The)	796,251
8,100	Greatbatch, Inc.*	184,923
8,319	PhotoMedex, Inc.*(a)	115,551

		1,369,627

Healthcare Services — 2.8%
19,583	Acadia Healthcare Co., Inc.*	316,070
9,486	Air Methods Corp.*	1,034,258

27,400	Centene Corp.*	1,042,296
7,277	IPC The Hospitalist Co., Inc.*	312,911

		2,705,535

Home Builders — 0.5%
91,630	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	212,582
6,840	Meritage Homes Corp.*	240,084

		452,666

Home Furnishings — 0.6%
25,518	DTS, Inc.*	475,400
5,070	Select Comfort Corp.*(a)	131,871

		607,271

Hotels & Motels — 0.6%
59,033	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	538,381

Insurance — 0.9%
26,622	Validus Holdings Ltd. (Bermuda)	866,014

Internet Services — 2.4%
4,521	Bazaarvoice, Inc.*(a)	70,076
7,407	Brightcove, Inc.*(a)	109,698
6,364	ExactTarget, Inc.*(a)	145,099
4,626	HomeAway, Inc.*	106,213
3,590	Pandora Media, Inc.*	35,433
25,316	Saba Software, Inc.*	211,135
52,952	Sapient Corp.	527,402
6,460	Sourcefire, Inc.*	329,783
28,464	TIBCO Software, Inc.*	799,554

		2,334,393

Investment Company — 0.4%
39,035	KKR Financial Holdings LLC(a)	355,999

Machinery & Equipment — 2.4%
4,010	Chart Industries, Inc.*	260,089
7,570	Gardner Denver, Inc.	431,338
3,700	Lindsay Corp.(a)	262,330
3,560	Middleby Corp.*	348,595
40,476	Terex Corp.*(a)	789,282
11,586	Twin Disc, Inc.(a)	226,854

		2,318,488

Manufacturing — 0.7%
15,893	Colfax Corp.*(a)	459,944
5,954	Raven Industries, Inc.	194,874

		654,818

Media — 0.2%
16,739	Martha Stewart Living Omnimedia (Class A Stock)	54,402
11,753	Sinclair Broadcast Group, Inc. (Class A Stock)	119,880

		174,282

Medical Supplies & Equipment — 4.2%
34,970	ArthroCare Corp.*	1,034,413
33,691	Bruker Corp.*	398,228
30,588	Cepheid, Inc.*(a)	980,039
20,818	Sirona Dental Systems, Inc.*	899,962
21,320	Thoratec Corp.*	731,489

		4,044,131

Metal Fabricate/Hardware — 0.9%
39,516	RTI International Metals, Inc.*	887,134

Metals & Mining — 1.8%
6,400	Allied Nevada Gold Corp.*(a)	165,440
3,420	Carpenter Technology Corp.	163,681
25,699	Northwest Pipe Co.*	625,771

2,396	Rexnord Corp.*(a)	46,482
64,062	Titanium Metals Corp.(a)	746,963

		1,748,337

Miscellaneous Manufacturers — 0.7%
27,511	Hexcel Corp.*	640,731

Oil, Gas & Consumable Fuels — 4.7%
9,110	Cheniere Energy, Inc.*	124,169
9,771	Dril-Quip, Inc.*	716,312
3,723	Forum Energy Technologies, Inc.*	77,587
25,142	Gulfport Energy Corp.*	517,925
4,300	Hornbeck Offshore Services, Inc.*	182,105
6,870	Kodiak Oil & Gas Corp. (Canada)*	57,365
21,431	Lufkin Industries, Inc.	986,898
73,180	Magnum Hunter Resources Corp.*(a)	278,084
42,199	Oasis Petroleum, Inc.*(a)	1,104,770
22,566	Ocean Rig UDW, Inc. (Marshall Islands)*	338,264
15,622	Rex Energy Corp.*	198,087

		4,581,566

Pharmaceuticals — 6.9%
22,795	Achillion Pharmaceuticals, Inc.*(a)	150,903
14,836	Akorn, Inc.*(a)	202,808
11,461	BioMarin Pharmaceutical, Inc.*(a)	450,303
10,920	Catamaran Corp. (Canada)*	922,882
22,340	Dusa Pharmaceuticals, Inc.*	122,200
5,540	Idenix Pharmaceuticals, Inc.*(a)	56,120
8,290	Jazz Pharmaceuticals, Inc. (Ireland)*	398,500
3,890	Medivation, Inc.*(a)	387,833
28,932	Natural Grocers by Vitamin Cottage, Inc.	586,741
13,222	Onyx Pharmaceuticals, Inc.*	991,253
475	Par Pharmaceutical Cos., Inc.*	23,731
13,299	Sagent Pharmaceuticals, Inc.*(a)	259,330
24,376	Salix Pharmaceuticals Ltd.*(a)	1,092,532
5,046	Sarepta Therapeutics, Inc.*	45,767
2,831	Synageva BioPharma Corp.*	141,720
26,482	Theravance, Inc.*(a)	771,421
5,825	Vivus, Inc.*(a)	122,500

		6,726,544

Real Estate Investment Trusts — 1.1%
25,248	Redwood Trust, Inc.(a)	325,447
2,530	Tanger Factory Outlet Centers	81,466
56,395	Two Harbors Investment Corp.	646,851

		1,053,764

Restaurants — 1.7%
25,067	BJ’s Restaurants, Inc.*(a)	992,152
11,972	Bravo Brio Restaurant Group, Inc.*	216,334
5,884	Red Robin Gourmet Burgers, Inc.*	175,638
13,223	Texas Roadhouse, Inc.	228,890

		1,613,014

Retail — 7.6%
17,231	Cash America International, Inc.(a)	660,292
44,504	Chico’s FAS, Inc.	681,801
2,700	Chuy’s Holdings, Inc.*	47,007
18,820	Fifth & Pacific Cos, Inc.*	208,526
41,345	Genesco, Inc.*	2,737,866
7,832	GNC Holdings, Inc. (Class A Stock)	301,767
25,331	Sally Beauty Holdings, Inc.*	669,245
38,131	Vitamin Shoppe, Inc.*	2,094,154

		7,400,658

Retail & Merchandising — 4.5%
16,503	Aeropostale, Inc.*	325,439
12,569	Body Central Corp.*	129,963
12,980	EZCORP, Inc. (Class A Stock)*	292,050

29,347	Francesca’s Holdings Corp.*(a)	921,789
7,662	Hibbett Sports, Inc.*	465,620
8,822	Mattress Firm Holding Corp.*(a)	257,250
5,050	Rush Enterprises, Inc. (Class A Stock)*	81,557
29,947	Steven Madden Ltd.*	1,210,757
9,923	Teavana Holdings, Inc.*(a)	111,138
10,819	Tilly’s, Inc. (Class A Stock)	179,704
4,630	Ulta Salon Cosmetics & Fragrance, Inc.	392,994
14,066	Wet Seal, Inc. (The) (Class A Stock)*	38,541

		4,406,802

Semiconductors — 3.0%
38,497	Cavium, Inc.*(a)	1,040,189
9,200	Inphi Corp.*	101,200
23,728	Integrated Device Technology, Inc.*(a)	119,589
6,420	Microsemi Corp.*	124,291
8,714	Monolithic Power Systems, Inc.*	168,877
50,243	Teradyne, Inc.*(a)	739,075
18,827	Veeco Instruments, Inc.*(a)	672,312

		2,965,533

Software — 4.3%
102,240	Compuware Corp.*	941,630
5,525	Infoblox, Inc.*	116,080
8,782	Jive Software, Inc.*(a)	175,904
53,234	MedAssets, Inc.*	702,157
27,505	Opnet Technologies, Inc.	727,232
43,808	QLIK Technologies, Inc.*	876,160
356	ServiceNow, Inc.	9,612
8,770	Synchronoss Technologies, Inc.*	167,682
5,259	Ultimate Software Group, Inc.*	470,523

		4,186,980

Telecommunications — 4.0%
19,839	Aruba Networks, Inc.*(a)	281,317
17,710	EZchip Semiconductor Ltd. (Israel)*(a)	649,426
5,840	Finisar Corp.*(a)	72,591
24,566	IPG Photonics Corp.*(a)	1,273,256
13,100	Ixia*	203,050
14,930	Neonode, Inc.*(a)	75,396
37,889	NICE Systems Ltd., ADR (Israel)*	1,364,004

		3,919,040

Transportation — 2.0%
12,457	Atlas Air Worldwide Holdings, Inc.*	565,050
13,332	Landstar System, Inc.	658,734
42,709	Quality Distribution, Inc.*	431,361
19,262	Roadrunner Transportation Systems, Inc.*	336,507

		1,991,652

	TOTAL LONG-TERM INVESTMENTS (cost $81,414,883)	94,554,626

SHORT-TERM INVESTMENT — 23.5%
AFFILIATED MONEY MARKET MUTUAL FUND
22,901,949	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $22,901,949; includes $19,540,330 of cash collateral for securities on loan)(b)(w)	22,901,949

	TOTAL INVESTMENTS — 120.7% (cost $104,316,832)(p)	117,456,575
	LIABILITIES IN EXCESS OF OTHER ASSETS — (20.7)%	(20,114,312)

	NET ASSETS — 100%	$97,342,263

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,850,557; cash collateral of $19,540,330 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $105,117,175; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,339,400 (gross unrealized appreciation $18,092,205; gross unrealized depreciation $5,752,805). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the last fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$94,554,626	$—	$—
Affiliated Money Market Mutual Fund	22,901,949	—	—

Total	$117,456,575	$—	$—

Small Capitalization Value Portfolio

Schedule of Investments

as of July 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS — 93.8%
Aerospace & Defense — 3.0%
142,600	AAR Corp.	$ 2,026,346
74,700	Alliant Techsystems, Inc.	3,460,104
125,800	Curtiss-Wright Corp.	3,770,226
73,700	Elbit Systems Ltd. (Israel)	2,384,932
4,700	Esterline Technologies Corp.*	275,984
362,200	Hexcel Corp.*(a)	8,435,638
13,300	Kratos Defense & Security Solutions, Inc.*	75,145
18,700	LMI Aerospace, Inc.*	337,161
2,200	MA-COM Technology Solutions Holdings, Inc.*	38,918
120,575	Moog, Inc. (Class A Stock)*	4,387,724
101,260	Teledyne Technologies, Inc.*	6,308,498
31,748	Triumph Group, Inc.	1,985,203

		33,485,879

Air Freight & Logistics — 0.3%
73,225	Atlas Air Worldwide Holdings, Inc.*	3,321,486

Airlines — 0.1%
17,400	Alaska Air Group, Inc.*	606,390
74,500	Republic Airways Holdings, Inc.*	338,975
5,700	Spirit Airlines, Inc.*(a)	122,607
29,100	US Airways Group, Inc.*(a)	333,486

		1,401,458

Auto Parts and Equipment — 0.2%
148,323	Cooper Tire & Rubber Co.	2,591,203
12,200	Superior Industries International, Inc.	208,498

		2,799,701

Banks — 2.4%
1,690	1st Source Corp.	37,552
2,100	BancFirst Corp.	85,302
1,200	Bank of Kentucky Financial Corp.	29,484
4,100	Bank of the Ozarks, Inc.	131,979
9,000	BBCN Bancorp, Inc.*	102,060
1,300	Camden National Corp.	46,891
82,349	Cardinal Financial Corp.	1,054,067
9,000	Cathay General Bancorp	145,710
5,500	Central Pacific Financial Corp.*	73,700
3,700	Chemical Financial Corp.	82,991
7,200	City Holding Co.	237,960
10,300	CoBiz Financial, Inc.	69,010
4,500	Columbia Banking System, Inc.	81,225
4,200	Community Bank System, Inc.	115,542
6,700	Community Trust Bancorp, Inc.	227,398
4,900	Dime Community Bancshares, Inc.	71,050
5,300	East West Bancorp, Inc.	115,540
1,220	Fidelity Southern Corp.	11,077
7,700	Financial Institutions, Inc.	132,440
29,300	First Financial Bancorp	467,628
18,100	First Niagara Financial Group, Inc.	137,198
6,000	FNB United Corp.*(a)	71,280
2,400	Great Southern Bancorp, Inc.	73,560
158,345	Hancock Holding Co.	4,826,356
34,112	Hanmi Financial Corp.*	373,526
1,200	Horizon Bancorp(a)	32,376
28,558	IBERIABANK Corp.	1,337,371
7,100	Independent Bank Corp.	210,941
4,000	Lakeland Financial Corp.	102,960
11,200	MainSource Financial Group, Inc.	130,816

5,000	MetroCorp Bancshares, Inc.*	51,700
310,300	Old National Bancorp	3,798,072
24,200	Oriental Financial Group, Inc. (Puerto Rico)(a)	251,196
10,864	Park Sterling Corp.*	49,866
6,600	Peoples Bancorp, Inc.	144,276
32,000	Pinnacle Financial Partners, Inc.*(a)	625,600
2,900	Preferred Bank*	31,262
3,551	Republic Bancorp, Inc. (Class A Stock)	83,839
8,800	Sierra Bancorp	93,984
11,842	Signature Bank*	763,809
4,798	Southside Bancshares, Inc.(a)	100,086
31,700	Southwest Bancorp, Inc.*	291,640
6,800	Sterling Financial Corp.*	136,408
4,300	Taylor Capital Group, Inc.*(a)	75,035
108,450	TCF Financial Corp.	1,120,289
400	Trico Bancshares	6,100
173,285	United Bankshares, Inc.(a)	4,037,541
10,300	Virginia Commerce Bancorp, Inc.*	83,121
3,100	Washington Trust Bancorp, Inc.	76,942
168,725	Webster Financial Corp.	3,462,237
4,900	WesBanco, Inc.	101,479
12,200	West Bancorp, Inc.	123,708
4,860	West Coast Bancorp*	96,665
42,500	Wilshire Bancorp, Inc.*	269,450
1,200	WSFS Financial Corp.	49,716

		26,539,011

Beverages — 0.3%
104,700	Embotelladora Andina SA, ADR (Class B Stock) (Chile)	3,643,560

Biotechnology — 0.1%
27,200	Cambrex Corp.*	251,056
9,700	Celldex Therapeutics, Inc.*(a)	50,149
11,200	Incyte Corp.*(a)	279,888
114,100	Lexicon Pharmaceuticals, Inc.*	276,122
8,592	RTI Biologics, Inc.*	30,588

		887,803

Broadcasting
63,000	Entercom Communications Corp. (Class A Stock)*(a)	342,720
50,900	LIN TV Corp. (Class A Stock)*	182,731

		525,451

Building Materials
13,400	Interline Brands, Inc.*	340,092

Building Products — 0.7%
89,050	A.O. Smith Corp.	4,400,851
72,925	Lennox International, Inc.	3,184,635

		7,585,486

Business Services — 0.3%
2,800	ABM Industries, Inc.	52,080
107,900	URS Corp.	3,784,053

		3,836,133

Capital Markets — 1.1%
311,000	Jefferies Group, Inc.(a)	3,899,940
239,875	Raymond James Financial, Inc.	8,064,597

		11,964,537

Chemicals — 4.3%
97,600	Cabot Corp.	3,806,400
18,254	Cytec Industries, Inc.	1,123,716
1,320	Eastman Chemical Co.	69,010
10,000	Fuller (H.B.) Co.	292,200
18,500	Georgia Gulf Corp.	606,430
70,138	Huntsman Corp.	887,246
106,689	Innophos Holdings, Inc.	6,184,761

1,400	Innospec, Inc.*	43,568
45,800	International Flavors & Fragrances, Inc.(a)	2,552,892
42,995	Intrepid Potash, Inc.*	1,003,503
76,925	Kraton Performance Polymers, Inc.*	1,801,584
137,800	Methanex Corp. (Canada)	3,799,146
20,400	NewMarket Corp.	4,689,552
25,117	Olin Corp.	508,368
4,100	PolyOne Corp.	60,393
3,200	Rockwood Holdings, Inc.	141,504
194,100	Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	7,744,590
121,549	Sensient Technologies Corp.	4,308,912
45,000	TPC Group, Inc.*	1,732,500
140,800	Valspar Corp. (The)	7,068,160

		48,424,435

Clothing & Apparel — 0.2%
54,657	G & K Services, Inc. (Class A Stock)	1,722,242
12,800	Iconix Brand Group, Inc.*	226,944
6,600	Maidenform Brands, Inc.*	139,128
500	Warnaco Group, Inc. (The)*	21,330

		2,109,644

Commercial Banks — 4.1%
307,300	Associated Banc-Corp.	3,838,177
49,614	BancorpSouth, Inc.	718,907
139,500	Bank of Hawaii Corp.(a)	6,516,045
4,900	Banner Corp	111,377
1,900	Center Bancorp, Inc.	20,995
6,700	Citizens & Northern Corp.	123,883
1,300	CNB Financial Corp.	21,411
55,900	Cullen/Frost Bankers, Inc.(a)	3,091,829
8,100	Enterprise Financial Services Corp.	101,655
700	First Bancorp, Inc.	11,760
18,700	First Busey Corp.	87,142
2,400	First Financial Corp.	71,160
166,809	First Horizon National Corp.	1,372,838
1,300	First of Long Island Corp. (The)	37,297
333,640	FirstMerit Corp.	5,404,968
412,500	Fulton Financial Corp.	3,790,875
1,300	German American Bancorp, Inc.	26,455
2,996	Hudson Valley Holding Corp.	50,513
5,500	International Bancshares Corp.	100,815
1,300	Merchants Bancshares, Inc.	34,372
65,051	National Penn Bancshares, Inc.	575,051
174,250	Prosperity Bancshares, Inc.	7,069,322
2,400	S.Y. Bancorp, Inc.	56,088
119,630	Susquehanna Bancshares, Inc.	1,275,256
380,383	Trustmark Corp.	9,197,661
112,557	Zions Bancorp.(a)	2,048,537

		45,754,389

Commercial Services — 0.3%
2,400	Carriage Services, Inc.	19,392
98,900	Cenveo, Inc.*(a)	186,921
46,600	Corinthian Colleges, Inc.*(a)	94,132
2,600	Gartner, Inc.*	115,414
9,400	Lincoln Educational Services Corp.	40,984
7,200	Mac-Gray Corp.	99,576
40,171	Matthews International Corp. (Class A Stock)	1,164,959
17,300	Quad/Graphics, Inc.(a)	266,247
3,200	RPX Corp.*	40,160

22,000	Stewart Enterprises, Inc. (Class A Stock)	150,260
2,700	TeleTech Holdings, Inc.*	44,442
60,771	TNS, Inc.*	1,028,853

		3,251,340

Commercial Services & Supplies — 2.4%
161,400	Brink’s Co. (The)	3,744,480
203,000	Corrections Corp. of America	6,309,240
16,457	DFC Global Corp.*	315,481
264,000	Ennis, Inc.	3,785,760
282,290	KAR Auction Services, Inc.*(a)	4,519,463
16,500	Kelly Services, Inc. (Class A Stock)	195,690
99,125	McGrath RentCorp	2,637,716
12,400	Navigant Consulting, Inc.*	144,212
45,000	PHH Corp.*(a)	729,450
61,430	School Specialty, Inc.*(a)	206,405
61,500	UniFirst Corp.	3,851,130

		26,439,027

Computer Hardware
8,400	Aspen Technology, Inc.*	196,392
11,400	CIBER, Inc.*	42,750
5,000	Mercury Computer Systems, Inc.*	58,350
7,780	Radisys Corp.*	26,530

		324,022

Computer Services & Software — 1.1%
10,000	Electronics for Imaging, Inc.*	146,200
4,800	Fusion-io, Inc.*(a)	91,776
133,400	Global Payments, Inc.	5,712,188
8,100	Imation Corp.*	45,117
14,707	JDA Software Group, Inc.*	435,033
7,700	Mantech International Corp. (Class A Stock)	168,861
2,800	NetScout Systems, Inc.*	65,408
86,679	Parametric Technology Corp.*	1,867,066
7,700	Quest Software, Inc.*	215,138
13,100	Spansion, Inc. (Class A Stock)*	134,275
16,500	SYNNEX Corp.*(a)	558,195
42,082	Synopsys, Inc.*	1,274,664
8,900	Unisys Corp.*(a)	172,927
69,911	Xyratex Ltd. (Bermuda)	827,047

		11,713,895

Computers & Peripherals — 0.2%
33,312	Diebold, Inc.	1,077,643
1,000	Key Tronic Corp.*	7,420
27,300	Lexmark International, Inc. (Class A Stock)	477,477
70,125	Super Micro Computer, Inc.*	870,251

		2,432,791

Construction & Engineering — 0.6%
23,600	EMCOR Group, Inc.	621,388
81,000	KBR, Inc.	2,125,440
137,175	MasTec, Inc.*	2,189,313
79,923	McDermott International, Inc. (Panama)*	935,099
7,200	Michael Baker Corp.*	181,584
101,679	Orion Marine Group, Inc.*	735,139
4,400	VSE Corp.	101,024

		6,888,987

Consumer Finance — 1.1%
224,257	Cash America International, Inc.(a)	8,593,528
100,225	First Cash Financial Services, Inc.*	4,019,023

		12,612,551

Consumer Products & Services — 1.3%
9,400	American Greetings Corp. (Class A Stock)(a)	124,926
57,911	Central Garden & Pet Co.*	621,964
56,256	Central Garden & Pet Co. (Class A Stock)*	642,444
78,856	Convergys Corp.	1,162,337
5,200	GP Strategies Corp.*	88,972

168,600	Helen of Troy Ltd. (Bermuda)*	5,135,556
1,000	La-Z-Boy, Inc.*	11,960
97,246	Snap-on, Inc.	6,591,334

		14,379,493

Containers & Packaging — 2.0%
38,400	Graphic Packaging Holding Co.*	215,040
35,240	Greif, Inc. (Class A Stock)	1,524,482
50,304	Owens-Illinois, Inc.*	928,109
165,372	Packaging Corp of America	5,091,804
54,400	Rock-Tenn Co. (Class A Stock)	3,167,168
192,800	Silgan Holdings, Inc.	7,945,288
113,400	Sonoco Products Co.	3,437,154

		22,309,045

Cosmetics/Personal Care
4,600	Revlon, Inc. (Class A Stock)*	66,930

Distribution/Wholesale
4,900	United Stationers, Inc.	123,529

Diversified Financial Services — 0.4%
89,555	Cowen Group, Inc. (Class A Stock)*(a)	223,888
25,273	Doral Financial Corp. (Puerto Rico)*	34,371
4,700	Edelman Financial Group, Inc.	40,749
109,025	LPL Financial Holdings, Inc.	3,054,880
15,200	Piper Jaffray Cos.*	323,912
24,400	SeaCube Container Leasing Ltd. (Bermuda)	428,464
24,638	SWS Group, Inc.	141,176

		4,247,440

Drugs & Healthcare — 0.4%
90,800	Covance, Inc.*	4,262,152

Electric Utilities — 2.0%
2,400	Chesapeake Utilities Corp.	109,776
61,198	Cleco Corp.	2,678,024
41,786	El Paso Electric Co.	1,414,456
8,400	Empire District Electric Co. (The)	180,600
148,792	Great Plains Energy, Inc.	3,300,207
52,518	IDACORP, Inc.	2,216,260
3,500	MGE Energy, Inc.	167,790
252,369	Portland General Electric Co.(a)	6,872,008
3,400	UIL Holdings Corp.	125,936
14,500	UNS Energy Corp.	590,150
151,002	Westar Energy, Inc.	4,614,621

		22,269,828

Electrical Equipment — 1.2%
147,729	Belden, Inc.	4,746,533
207,600	EnerSys*	7,089,540
39,878	General Cable Corp.*	1,042,012
5,000	Regal-Beloit Corp.	321,850

		13,199,935

Electronic Equipment & Instruments — 0.7%
234,814	Digital River, Inc.*	4,177,341
4,700	FEI Co.	224,237
71,375	ScanSource, Inc.*	2,060,596
123,383	Vishay Intertechnology, Inc.*(a)	1,217,790

		7,679,964

Electronic Equipment, Instrument & Components — 0.6%
350,700	AVX Corp.	3,415,818
136,600	Jabil Circuit, Inc.	2,964,220

		6,380,038

Electronics — 1.9%
197,500	Checkpoint Systems, Inc.*	1,518,775

30,647	Coherent, Inc.*	1,496,493
6,000	ESCO Technologies, Inc.	216,060
256,900	FLIR Systems, Inc.	5,253,605
12,100	GSI Group, Inc. (Canada)*	124,630
127,434	Itron, Inc.*	4,966,103
113,100	Littelfuse, Inc.	6,066,684
6,200	Newport Corp.*	69,750
50,800	Sanmina-SCI Corp.*	433,832
8,700	Sypris Solutions, Inc.	54,027
15,200	TTM Technologies, Inc.*	166,288
36,349	Watts Water Technologies, Inc. (Class A Stock)	1,222,780

		21,589,027

Energy — Alternate Sources
1,200	FutureFuel Corp.	11,676
33,600	Green Plains Renewable Energy, Inc.*	149,184
8,397	Renewable Energy Group, Inc.*(a)	41,565

		202,425

Energy Equipment & Services — 2.3%
272,127	Bristow Group, Inc.	12,455,253
138,165	Key Energy Services, Inc.*	1,106,702
107,890	Lufkin Industries, Inc.	4,968,334
38,750	Oil States International, Inc.*	2,817,125
77,100	Tidewater, Inc.	3,744,747

		25,092,161

Entertainment & Leisure — 0.9%
20,100	Carmike Cinemas, Inc.*	279,390
14,800	Isle of Capri Casinos, Inc.*	86,876
159,800	Life Time Fitness, Inc.*(a)	7,256,518
13,300	National CineMedia, Inc.	188,062
116,196	Scientific Games Corp. (Class A Stock)*	983,018
9,400	Speedway Motorsports, Inc.	149,554
2,000	Town Sports International Holdings, Inc.*	25,840
74,036	WMS Industries, Inc.*	1,360,041

		10,329,299

Environmental Control
84,800	EnergySolutions, Inc.*	140,768
4,100	Metalico, Inc.*	7,954

		148,722

Environmental Services — 0.3%
13,700	Darling International, Inc.*	226,324
103,799	Tetra Tech, Inc.*	2,668,672

		2,894,996

Financial - Bank & Trust — 0.5%
6,000	Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	121,920
82,544	Boston Private Financial Holdings, Inc.	776,739
30,687	Citizens Republic Bancorp, Inc.*	552,366
11,900	First BanCorp (Puerto Rico)*(a)	44,982
2,800	First BanCorp (United States)	23,856
7,100	First Merchants Corp.	101,033
183,133	First Midwest Bancorp, Inc.	2,069,403
6,200	Flushing Financial Corp.	87,482
29,100	FNB Corp.	316,608
1,600	Heartland Financial USA, Inc.	41,808
10,610	Lakeland Bancorp, Inc.	99,946
1,700	Park National Corp.(a)	115,158
44,275	Prospect Capital Corp.	490,567
3,600	S&T Bancorp, Inc.	59,400
5,300	StellarOne Corp.	70,967
250,845	Synovus Financial Corp.	476,605
1,900	Tompkins Financial Corp.	74,594
25,502	United Community Banks, Inc.*	173,669

		5,697,103

Financial Services — 1.2%
1,600	Alliance Financial Corp.	56,208
4,100	Berkshire Hills Bancorp, Inc.	92,086
32,400	BGC Partners, Inc. (Class A Stock)	161,028
141,489	CVB Financial Corp.	1,669,570
30,600	Deluxe Corp.	866,592
159,700	Eaton Vance Corp.	4,236,841
12,500	Encore Capital Group, Inc.*	350,000
90,800	First Commonwealth Financial Corp.	636,508
11,200	First Community Bancshares, Inc.	162,288
14,800	Knight Capital Group, Inc. (Class A Stock)*	152,884
38,100	National Financial Partners Corp.*(a)	565,785
6,000	NBT Bancorp, Inc.	126,060
13,900	Nelnet, Inc. (Class A Stock)	326,789
4,400	OceanFirst Financial Corp.	59,884
53,700	Ocwen Financial Corp.*	1,061,112
74,315	PacWest Bancorp	1,702,557
8,700	Provident Financial Services, Inc.	132,501
7,700	Renasant Corp.	136,290
1,400	Suffolk Bancorp*	18,200
10,000	Trustco Bank Corp.	55,100
7,700	World Acceptance Corp.*(a)	548,779

		13,117,062

Food & Staples Retailing — 1.6%
102,600	Andersons, Inc. (The)	3,895,722
102,283	Casey’s General Stores, Inc.	6,078,679
96,600	Harris Teeter Supermarkets, Inc.	3,993,444
83,100	Weis Markets, Inc.	3,617,343

		17,585,188

Food Products — 0.8%
100,200	Cal-Maine Foods, Inc.(a)	3,780,546
105,217	Ingredion, Inc.	5,462,867

		9,243,413

Foods — 1.1%
111,981	Dole Food Co., Inc.*(a)	1,318,016
2,900	John B Sanfilippo & Son, Inc.*	49,184
107,300	Post Holdings, Inc.*	3,176,080
24,090	Sanderson Farms, Inc.	887,235
33,700	Spartan Stores, Inc.	579,640
105,400	United Natural Foods, Inc.*	5,723,220

		11,733,375

Furniture
7,800	Knoll, Inc.	106,782

Gas Utilities — 3.1%
66,700	AGL Resources, Inc.	2,701,350
239,650	Atmos Energy Corp.	8,591,452
131,790	South Jersey Industries, Inc.	6,966,419
14,200	Southwest Gas Corp.	634,172
284,308	Swift Energy Co.*(a)	5,313,717
129,700	UGI Corp.	3,975,305
151,168	WGL Holdings, Inc.	6,114,746

		34,297,161

Hand/Machine Tools — 0.6%
122,500	Franklin Electric Co., Inc.	6,910,225

Healthcare Equipment & Supplies — 2.6%
133,900	Cantel Medical Corp.	3,497,468
45,300	Cooper Cos., Inc. (The)	3,409,278
19,200	Greatbatch, Inc.*	438,336

139,700	Invacare Corp.	1,968,373
144,204	STERIS Corp.	4,344,867
163,255	Teleflex, Inc.	10,405,874
103,044	West Pharmaceutical Services, Inc.	5,129,530

		29,193,726

Healthcare Products — 0.8%
65,891	Columbia Laboratories, Inc.*(a)	54,610
11,100	Integra LifeSciences Holdings Corp.*	426,906
245,100	PSS World Medical, Inc.*(a)	5,120,139
70,150	Sirona Dental Systems, Inc.*	3,032,585

		8,634,240

Healthcare Providers & Services — 1.5%
139,000	AMERIGROUP Corp.*(a)	12,493,320
134,600	Owens & Minor, Inc.(a)	3,797,066

		16,290,386

Healthcare Services — 1.8%
22,092	Almost Family, Inc.*	486,245
173,000	Amedisys, Inc.*(a)	2,108,870
55,460	AmSurg Corp.*	1,638,288
5,800	Assisted Living Concepts, Inc. (Class A Stock)	81,258
99,300	Five Star Quality Care, Inc.*	354,501
74,857	HealthSouth Corp.*	1,676,797
162,400	Healthways, Inc.*	1,820,504
105,675	LifePoint Hospitals, Inc.*	4,028,331
101,283	MEDNAX, Inc.*(a)	6,697,845
700	Molina Healthcare, Inc.*	17,087
57,000	Skilled Healthcare Group, Inc. (Class A Stock)*	309,510
34,800	Sun Healthcare Group, Inc.*	290,928
29,100	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	530,202

		20,040,366

Home Builders — 0.5%
6,000	KB Home	55,440
8,400	MDC Holdings, Inc.	267,624
154,700	Meritage Homes Corp.*	5,429,970
41,600	Standard Pacific Corp.*(a)	235,872

		5,988,906

Home Furnishings — 0.1%
46,896	Ethan Allen Interiors, Inc.(a)	967,464
7,200	Select Comfort Corp.*(a)	187,272
17,300	VOXX International Corp.*	129,577

		1,284,313

Hotels, Restaurants & Leisure — 0.4%
78,675	Choice Hotels International, Inc.	3,153,294
64,549	International Speedway Corp. (Class A Stock)	1,655,036

		4,808,330

Household Durables — 0.1%
34,381	Harman International Industries, Inc.	1,387,273

Household Products —0.3%
6,600	Blyth, Inc.(a)	226,248
6,600	Lifetime Brands, Inc.	85,008
55,800	WD-40 Co.	2,681,190

		2,992,446

Industrial Products — 0.2%
40,873	Brady Corp. (Class A Stock)	1,084,361
30,840	Kaydon Corp.	650,724

		1,735,085

Insurance — 4.5%
9,400	Alterra Capital Holdings Ltd. (Bermuda)	218,738
584,450	American Equity Investment Life Holding Co.(a)	6,820,531
86,700	American Financial Group, Inc.	3,269,457

4,400	American Safety Insurance Holdings Ltd. (Bermuda)*	78,540
18,900	AMERISAFE, Inc.*	471,839
10,000	AmTrust Financial Services, Inc.	297,900
8,700	Aspen Insurance Holdings Ltd. (Bermuda)	250,038
14,600	Assured Guaranty Ltd. (Bermuda)	174,908
552,300	CNO Financial Group, Inc.	4,578,567
124,704	Employers Holdings, Inc.	2,229,708
29,309	Endurance Specialty Holdings Ltd. (Bermuda)	1,016,143
126,675	HCC Insurance Holdings, Inc.	3,881,322
81,829	Horace Mann Educators Corp.	1,427,098
31,530	Infinity Property & Casualty Corp.	1,822,749
8,800	Maiden Holdings Ltd. (Bermuda)	74,712
13,900	Meadowbrook Insurance Group, Inc.	97,856
46,620	Platinum Underwriters Holdings Ltd. (Bermuda)	1,772,492
22,817	ProAssurance Corp.	2,043,719
207,500	Protective Life Corp.	5,791,325
126,052	Reinsurance Group of America, Inc.	7,017,315
9,300	Selective Insurance Group, Inc.	160,518
113,700	State Auto Financial Corp.	1,474,689
14,800	Symetra Financial Corp.	172,124
154,708	Tower Group, Inc.	2,883,757
123,300	United Fire Group, Inc.	2,416,680

		50,442,725

Internet Services — 0.1%
3,800	Bazaarvoice, Inc.*(a)	58,900
31,805	Comtech Telecommunications Corp.	868,913
8,100	Envivio, Inc.*	48,519
43,200	United Online, Inc.	183,168

		1,159,500

Internet Software & Services — 0.4%
144,100	J2 Global, Inc.(a)	4,312,913

Investment Companies
3,800	Fidus Investment Corp.(a)	58,064
18,615	MCG Capital Corp.	81,534

		139,598

IT Services — 0.5%
169,875	Broadridge Financial Solutions, Inc.	3,596,254
31,368	CACI International, Inc. (Class A Stock)*(a)	1,770,723

		5,366,977

Leisure Equipment & Products — 0.5%
123,407	Callaway Golf Co.(a)	677,505
16,760	JAKKS Pacific, Inc.(a)	268,495
90,800	Sturm Ruger & Co., Inc.(a)	4,488,244

		5,434,244

Life Science Tools & Services — 0.5%
199,448	PerkinElmer, Inc.	5,095,896

Machinery — 3.7%
148,475	Actuant Corp. (Class A Stock)(a)	4,225,598
159,800	Barnes Group, Inc.	3,812,828
52,000	Briggs & Stratton Corp.(a)	906,880
900	Cascade Corp.	42,399
102,200	Crane Co.	3,985,800
189,400	Harsco Corp.	4,024,750
31,782	IDEX Corp.	1,212,483
207,439	ITT Corp.	3,887,407
44,532	Kadant, Inc.*	922,258
97,800	Kennametal, Inc.	3,608,820
300	Robbins & Myers, Inc.	13,752
183,400	Titan International, Inc.(a)	3,790,878
131,400	Twin Disc, Inc.(a)	2,572,812
67,750	Valmont Industries, Inc.	8,392,870

		41,399,535

Machinery & Equipment — 0.1%
3,200	Altra Holdings, Inc.	52,864
106,036	Intermec, Inc.*	638,337
42,094	Terex Corp.*(a)	820,833

		1,512,034

Manufacturing — 0.4%
3,400	Ceradyne, Inc.	74,800
44,337	EnPro Industries, Inc.*(a)	1,528,296
2,300	Koppers Holdings, Inc.	75,762
1,300	Proto Labs, Inc.*	49,179
2,400	Standex International Corp.	102,672
19,200	STR Holdings, Inc.*(a)	64,128
36,911	Trimas Corp.*	802,445
46,460	Zebra Technologies Corp. (Class A Stock)*	1,604,729

		4,302,011

Media — 1.3%
187,413	Belo Corp. (Class A Stock)	1,283,779
168,300	Cinemark Holdings, Inc.	3,934,854
18,125	Courier Corp.	201,550
31,100	Demand Media, Inc.*(a)	345,832
110	Dolan Co. (The)*	537
131,100	Meredith Corp.(a)	4,331,544
5,000	Salem Communications Corp. (Class A Stock)	24,450
38,100	Sinclair Broadcast Group, Inc. (Class A Stock)	388,620
83,350	Wiley, (John) & Sons, Inc. (Class A Stock)	3,971,627

		14,482,793

Metal Fabricate/Hardware
14,900	NN, Inc.*	134,100

Metals & Mining — 2.8%
25,157	Allegheny Technologies, Inc.	755,465
183,200	AMCOL International Corp.	5,624,240
13,900	Cloud Peak Energy, Inc.*	230,045
23,300	Coeur d’Alene Mines Corp.*	380,023
23,427	Compass Minerals International, Inc.	1,694,709
138,950	Globe Specialty Metals, Inc.	1,741,044
47,779	Gold Resource Corp.(a)	856,677
352,300	HudBay Minerals, Inc. (Canada)	2,980,458
144,400	IAMGOLD Corp. (Canada)	1,608,616
9,000	LB Foster Co. (Class A Stock)	266,310
18,300	Revett Minerals, Inc. (Canada)*(a)	58,011
49,600	Royal Gold, Inc.	3,753,728
66,571	RTI International Metals, Inc.*(a)	1,494,519
307,900	Steel Dynamics, Inc.	3,968,831
8,900	SunCoke Energy, Inc.*	142,400
120,800	Timken Co.	4,372,960
15,500	US Silica Holdings, Inc.*(a)	160,425
2,400	Westmoreland Coal Co.*(a)	17,664
46,200	Worthington Industries, Inc.	1,002,540

		31,108,665

Multi-Utilities
11,800	NorthWestern Corp.	435,774

Office Equipment — 0.1%
60,753	Interface, Inc.	805,585

Oil & Gas — 0.1%
30,900	Energy Partners Ltd.*	522,210
10,900	Energy XXI Bermuda Ltd. (Bermuda)	339,862
61,102	Goodrich Petroleum Corp.*(a)	708,783

		1,570,855

Oil, Gas & Consumable Fuels — 3.4%
145,665	Berry Petroleum Co. (Class A Stock)(a)	5,538,183
3,500	Bonanza Creek Energy, Inc.*	61,355
22,300	C&J Energy Services, Inc.*(a)	418,794
14,400	Cal Dive International, Inc.*(a)	23,328
32,900	Cimarex Energy Co.(a)	1,865,101
64,100	Core Laboratories NV (Netherlands)	7,150,996
151,600	CVR Energy, Inc.*(a)	4,329,696
75,200	Energen Corp.	3,850,992
30,000	Helix Energy Solutions Group, Inc.*	536,400
98,800	HollyFrontier Corp.	3,694,132
8,300	Laclede Group, Inc. (The)	346,774
7,650	New Jersey Resources Corp.	351,135
5,600	Northwest Natural Gas Co.	272,664
162,425	Oasis Petroleum, Inc.*(a)	4,252,287
7,500	RPC, Inc.(a)	100,875
4,600	Stone Energy Corp.*(a)	120,796
8,663	Superior Energy Services, Inc.*	187,727
22,600	VAALCO Energy, Inc.*	165,658
24,100	W&T Offshore, Inc.	445,609
6,100	Western Refining, Inc.(a)	143,533
99,200	World Fuel Services Corp.	4,016,608

		37,872,643

Paper & Forest Products — 0.5%
27,900	Boise, Inc.	206,460
154,300	Buckeye Technologies, Inc.	4,647,516
1,700	Domtar Corp.	125,562
5,200	P.H. Glatfelter Co.	82,732
1,000	Schweitzer-Mauduit International, Inc.	68,100

		5,130,370

Personal Products — 0.2%
118,893	Prestige Brands Holdings, Inc.*	1,951,034

Pharmaceuticals — 0.1%
2,100	Achillion Pharmaceuticals, Inc.*(a)	13,902
16,700	Alkermes PLC (Ireland)*(a)	310,453
10,300	Impax Laboratories, Inc.*	228,866
929	Neurocrine Biosciences, Inc.*	7,060
7,100	Par Pharmaceutical Cos., Inc.*	354,716
10,300	Progenics Pharmaceuticals, Inc.*	53,663

		968,660

Pipelines — 0.5%
126,400	ONEOK, Inc.(a)	5,626,064

Printing & Publishing
36,000	Journal Communications, Inc. (Class A Stock)*	199,440

Professional Services — 0.5%
86,328	Towers Watson & Co. (Class A Stock)	5,061,411

Railroads
5,300	FreightCar America, Inc.	107,802

Real Estate Investment Trusts — 5.0%
13,900	American Campus Communities, Inc.	662,474
142,500	Anworth Mortgage Asset Corp.	946,200
52,400	Ashford Hospitality Trust, Inc.	399,812
130,100	Associated Estates Realty Corp.	1,942,393
47,800	CapLease, Inc.	217,490
73,400	Capstead Mortgage Corp.	1,033,472
63,092	CBL & Associates Properties, Inc.	1,244,805
52,800	Cedar Realty Trust, Inc.	271,920
16,100	Chesapeake Lodging Trust	273,217

21,100	Coresite Realty Corp.	562,526
10,300	CYS Investments, Inc.	148,938
67,500	DCT Industrial Trust, Inc.	422,550
42,500	DiamondRock Hospitality Co.	402,050
1,500	EastGroup Properties, Inc.	80,220
117,001	Education Realty Trust, Inc.	1,371,252
5,200	Entertainment Properties Trust	234,832
78,771	Equity One, Inc.(a)	1,708,543
5,700	Extra Space Storage, Inc.	186,618
43,100	FelCor Lodging Trust, Inc.*	208,604
69,700	First Industrial Realty Trust, Inc.*	887,978
239,300	First Potomac Realty Trust	2,773,487
360,700	Franklin Street Properties Corp.	3,740,459
4,900	Getty Realty Corp.(a)	91,042
123,600	Hatteras Financial Corp.	3,615,300
113,900	Highwoods Properties, Inc.	3,857,793
1,600	Home Properties, Inc.	104,976
4,600	Invesco Mortgage Capital, Inc.	91,034
19,500	Kite Realty Group Trust	98,085
79,450	LaSalle Hotel Properties(a)	2,086,357
232,451	Lexington Realty Trust(a)	2,078,112
11,200	LTC Properties, Inc.	399,840
442,200	Medical Properties Trust, Inc.	4,355,670
239,967	MFA Financial, Inc.	1,938,933
30,448	Mid-America Apartment Communities, Inc.	2,107,915
8,700	National Retail Properties, Inc.(a)	256,650
186,700	Omega Healthcare Investors, Inc.(a)	4,525,608
34,400	Parkway Properties, Inc.	382,872
41,400	Pennsylvania Real Estate Investment Trust	594,504
56,800	PS Business Parks, Inc.	3,840,248
10,200	Ramco-Gershenson Properties Trust	129,948
31,300	Redwood Trust, Inc.	403,457
22,964	Retail Properties of America, Inc. (Class A Stock)	228,951
71,500	Sovran Self Storage, Inc.	4,082,650
5,100	Sun Communities, Inc.	237,609
12,700	Winthrop Realty Trust	154,432

		55,381,826

Registered Investment Companies
19,400	American Capital Ltd.*	193,224
4,900	Gladstone Capital Corp.	39,935

		233,159

Retail — 0.5%
44,546	ANN, Inc.*	1,206,306
23,000	Finish Line, Inc. (The) (Class A Stock)	480,240
9,100	Insight Enterprises, Inc.*	152,516
37,698	Men’s Wearhouse, Inc. (The)	1,027,270
109,954	Pantry, Inc. (The)*	1,564,645
500	Papa John’s International, Inc.*	25,505
51,989	Regis Corp.(a)	879,654

		5,336,136

Retail & Merchandising — 1.0%
57,040	American Eagle Outfitters, Inc.	1,187,573
103,900	Big Lots, Inc.*(a)	4,208,989
24,000	Cabela’s, Inc.*(a)	1,102,560
55,462	Conn’s, Inc.*	989,996

8,400	Cracker Barrel Old Country Store, Inc.	526,344
4,700	Dillard’s, Inc. (Class A Stock)	306,581
95,600	Lithia Motors, Inc. (Class A Stock)	2,663,416
82,100	OfficeMax, Inc.*	368,629
38,500	Ruth’s Hospitality Group, Inc.*	258,720

		11,612,808

Road & Rail — 0.4%
213,350	Werner Enterprises, Inc.	4,924,118

Savings & Loan
8,100	First Financial Holdings, Inc.	95,580
1,500	HomeStreet, Inc.*	54,990

		150,570

Semiconductors — 2.2%
102,900	Amkor Technology, Inc.*(a)	548,457
88,784	Cabot Microelectronics Corp.	2,610,250
8,100	DSP Group, Inc.*	46,818
175,757	Emulex Corp.*	1,137,148
477,658	Entegris, Inc.*	3,845,147
188,344	GT Advanced Technologies, Inc.*(a)	964,321
46,150	Hittite Microwave Corp.*	2,338,421
227,800	International Rectifier Corp.*	3,881,712
4,900	IXYS Corp.*	49,490
6,700	Kulicke & Soffa Industries, Inc.*	74,169
117,125	MKS Instruments, Inc.	3,092,100
18,000	Photronics, Inc.*(a)	105,300
14,700	PMC - Sierra, Inc.*	78,204
5,300	Rudolph Technologies, Inc.*	53,000
105,850	Semtech Corp.*	2,528,756
187,100	Teradyne, Inc.*(a)	2,752,241
11,400	Ultra Clean Holdings, Inc.*	68,856

		24,174,390

Semiconductors & Semiconductor Equipment — 1.3%
417,300	Brooks Automation, Inc.	3,864,198
15,200	Integrated Silicon Solution, Inc.*	147,896
8,100	Intermolecular, Inc.*	53,946
55,900	LTX-Credence Corp.*	327,574
204,450	Microsemi Corp.*	3,958,152
41,200	Mindspeed Technologies, Inc.*(a)	97,232
880,866	RF Micro Devices, Inc.*	3,417,760
3,900	Skyworks Solutions, Inc.*	112,827
63,750	Veeco Instruments, Inc.*(a)	2,276,513

		14,256,098

Software — 1.0%
5,300	Audience, Inc.*	95,665
4,600	CSG Systems International, Inc.*	81,098
3,400	Demandware, Inc.*(a)	83,538
7,700	Digi International, Inc.*	70,455
5,000	DynaVox, Inc. (Class A Stock)*	5,400
6,100	EPIQ Systems, Inc.	68,869
39,900	Fair Isaac Corp.	1,727,271
1,900	Guidewire Software, Inc.*	48,754
900	Imperva, Inc.*(a)	23,760
5,000	Infoblox, Inc.*	105,050
1,600	Jive Software, Inc.*(a)	32,048
60,850	Manhattan Associates, Inc.*	2,841,086
48,700	MedAssets, Inc.*	642,353
1,200	Proofpoint, Inc.*	16,584
94,375	SS&C Technologies Holdings, Inc.*	2,293,313
103,775	Verint Systems, Inc.*	2,896,360

		11,031,604

Specialty Retail — 2.6%
481,675	Aaron’s, Inc.	14,127,528
97,900	Buckle, Inc. (The)(a)	3,785,793

61,425	DSW, Inc. (Class A Stock)	3,631,446
133,000	Group 1 Automotive, Inc.(a)	7,148,750

		28,693,517

Storage/Warehouse
16,700	Wesco Aircraft Holdings, Inc.*(a)	222,945

Telecommunications — 1.2%
2,800	Anixter International, Inc.	159,348
551,716	Arris Group, Inc.*	7,001,276
17,010	Aviat Networks, Inc.*	38,443
12,000	Black Box Corp.	319,680
112,500	Cincinnati Bell, Inc.*	433,125
19,200	Consolidated Communications Holdings, Inc.(a)	304,512
3,400	Oplink Communications, Inc.*	45,084
6,300	Plantronics, Inc.	206,766
38,400	Premiere Global Services, Inc.*	351,744
70,500	SBA Communications Corp. (Class A Stock)*(a)	4,163,730
7,700	Symmetricon, Inc.*	46,123

		13,069,831

Textiles, Apparel & Luxury Goods — 1.8%
16,713	Columbia Sportswear Co.(a)	845,511
12,800	Jones Group, Inc. (The)	135,296
1,900	Oxford Industries, Inc.	82,156
19,150	Perry Ellis International, Inc.*	360,977
88,300	PVH Corp.	7,013,669
1,800	Skechers USA, Inc. (Class A Stock)*	35,892
117,632	True Religion Apparel, Inc.	3,086,664
186,875	Wolverine World Wide, Inc.	8,302,856

		19,863,021

Thrifts & Mortgage Finance — 0.9%
296,000	Astoria Financial Corp.	2,788,320
8,700	BankFinancial Corp.	68,382
4,100	BofI Holding, Inc.*	82,697
321,325	Capitol Federal Financial, Inc.	3,765,929
237,100	Washington Federal, Inc.	3,777,003

		10,482,331

Tobacco — 0.4%
87,000	Universal Corp.(a)	3,961,980

Trading Companies & Distributors — 1.2%
19,250	Applied Industrial Technologies, Inc.	715,330
111,200	TAL International Group, Inc.	3,797,480
98,900	United Rentals, Inc.*(a)	2,859,199
99,620	WESCO International, Inc.*(a)	5,549,830

		12,921,839

Transportation — 0.1%
12,000	Aircastle Ltd. (Bermuda)	141,960
4,000	Amerco, Inc.	373,600
9,900	Gulfmark Offshore, Inc. (Class A Stock)*	355,905
1,282	Pacer International, Inc.*	5,384
15,200	Quality Distribution, Inc.*	153,520
13,300	Swift Transporation Co.*	110,390

		1,140,759

Water Utilities
1,900	American States Water Co.	77,235
1,900	Artesian Resources Corp. (Class A Stock)	40,888
3,400	California Water Service Group	62,798
1,600	Consolidated Water Co., Inc. (Ordinary Shares) (Cayman Islands)	13,120

		194,041

	TOTAL COMMON STOCKS (cost $891,302,752)	1,044,773,644

EXCHANGE TRADED FUNDS — 0.5%
17,409	iShares Russell 2000 Index Fund(a)	1,363,995

57,650	iShares Russell 2000 Value Index Fund	4,007,252

	TOTAL EXCHANGE TRADED FUNDS (cost $5,360,014)	5,371,247

UNAFFILIATED MUTUAL FUNDS — 0.6%
41,900	Apollo Investment Corp.	321,792
371,950	Ares Capital Corp.	6,185,529

	TOTAL UNAFFILIATED MUTUAL FUNDS (cost $5,798,035)	6,507,321

Principal Amount (000)#
U.S. TREASURY OBLIGATION
$ 385	U.S. Treasury Notes(k) 0.50%, 11/30/12 (cost $385,437)	385,451

	TOTAL LONG-TERM INVESTMENTS (cost $902,846,238)	1,057,037,663

SHORT-TERM INVESTMENT — 19.6%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND
218,131,935	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $218,131,935; includes $156,741,690 of cash collateral for securities on loan)(b)(w)	218,131,935

	TOTAL INVESTMENTS — 114.5% (cost $1,120,978,173)(p)	1,275,169,598
	LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (14.5%)	(161,214,454)

	NET ASSETS — 100%	$1,113,955,144

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $152,656,884; cash collateral of $156,741,690 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $1,132,296,410; accordingly, net unrealized appreciation on investments for federal income tax purposes was $142,873,188 (gross unrealized appreciation $ 194,413,442; gross unrealized depreciation $51,540,254). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the last fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation on the following derivative contracts held at reporting end:

Futures contracts open at July 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2012	Unrealized Appreciation(1)
	Long Positions:
44	Russell 2000 Mini	Sep. 2012	$3,445,240	$3,452,240	$7,000

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk as of July 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,044,773,644	$—	$—
Exchange Traded Funds	5,371,247	—	—
Unaffiliated Mutual Funds	6,507,321	—	—
U.S. Treasury Obligation	—	385,451	—
Affiliated Money Market Mutual Fund	218,131,935	—	—
Other Financial Instruments*
Futures	7,000	—	—

Total	$1,274,791,147	385,451	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

International Equity Portfolio

Schedule of Investments

as of July 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.5%
COMMON STOCKS — 93.2%
Australia — 3.9%
286,100	Arrium Ltd.	$ 213,808
100,900	Bank of Queensland Ltd.	806,473
65,000	Bendigo and Adelaide Bank Ltd.	557,594
10,132	BHP Billiton Ltd.	336,558
191,700	BlueScope Steel Ltd.*	52,951
53,400	Caltex Australia Ltd.	790,484
248,800	Challenger Ltd.	871,567
213,375	Downer Edi Ltd.*	675,718
765,800	Emeco Holdings Ltd.	608,002
559,583	Goodman Fielder Ltd.	284,531
41,700	GrainCorp Ltd.	401,693
259,000	Metcash Ltd.	926,481
69,800	National Australia Bank Ltd.	1,821,221
252,800	Pacific Brands Ltd.	137,561
18,000	Rio Tinto Ltd.	996,784
309,900	Telstra Corp. Ltd.	1,301,499
61,300	Westpac Banking Corp.	1,486,831

		12,269,756

Austria — 0.6%
39,100	OMV AG	1,226,815
18,000	Voestalpine AG	488,889

		1,715,704

Belgium — 0.3%
102,600	AGFA-Gevaert NV*	157,441
20,300	Delhaize Group	725,857
16,878	Dexia SA*	4,560

		887,858

Brazil — 1.3%
184,660	BM&FBOVESPA SA	1,039,005
42,890	Embraer SA, ADR	1,088,548
73,550	Natura Cosmeticos SA	1,921,302

		4,048,855

Canada — 2.1%
31,580	Canadian National Railway Co.	2,785,942
41,947	Cenovus Energy, Inc.	1,282,022
55,930	Potash Corp. of Saskatchewan, Inc.	2,469,869

		6,537,833

China — 2.7%
15,180	Baidu, Inc., ADR*	1,829,494
290,240	China Life Insurance Co. Ltd. (Class H Stock)	796,733
910,350	China Merchants Bank Co. Ltd. (Class H Stock)	1,667,596
2,618,300	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,492,936
425,999	Sinopharm Group Co. Ltd. (Class H Stock)	1,246,689
51,223	Tencent Holdings Ltd.	1,520,782

		8,554,230

Denmark — 1.8%
23,100	Danske Bank A/S*	342,432
40,500	H. Lundbeck A/S	801,904
29,223	Novo Nordisk A/S (Class B Stock)	4,505,828

		5,650,164

Finland — 0.2%
41,200	Tieto Oyj	685,723

France — 8.3%
24,528	Air Liquide SA	2,743,131
9,200	Arkema SA	677,198
62,600	AXA SA	760,575
26,100	BNP Paribas	964,131
39,021	Cie Generale des Etablissements Michelin (Class B Stock)	2,651,356
7,600	Ciments Francais SA	419,751
97,828	Credit Agricole SA*	418,130
44,000	France Telecom SA	589,211
23,317	LVMH Moet Hennessy Louis Vuitton SA	3,507,607
43,200	Publicis Groupe SA	2,126,679
13,800	Rallye SA	401,110
12,500	Renault SA	545,158
42,700	Sanofi	3,483,804
26,100	SCOR SE	618,490
13,611	Societe Generale*	299,593
31,600	Thales SA	988,145
49,700	Total SA	2,290,001
16,400	Valeo SA	702,614
84,733	Vivendi	1,607,021

		25,793,705

Germany — 10.0%
47,990	Adidas AG	3,599,374
37,800	Allianz SE	3,750,094
3,600	Aurubis AG	183,607
21,900	BASF SE	1,598,808
28,900	Bayer AG	2,195,039
34,000	Daimler AG	1,694,072
26,700	Deutsche Bank AG	810,633
76,100	Deutsche Post AG	1,366,250
35,700	E.ON AG	759,770
40,660	Fresenius Medical Care AG & Co. KGaA	2,939,240
12,800	Hannover Rueckversicherung AG	764,856
7,400	Heidelberger Druckmaschinen AG*	9,447
7,000	Merck KGaA	704,015
16,400	Metro AG	450,977
8,400	Muenchener Rueckversicherungs-Gesellschaft AG	1,190,219
14,500	Rheinmetall AG	723,326
22,000	RWE AG	863,726
42,752	SAP AG	2,713,178
28,100	Siemens AG	2,381,178
27,700	ThyssenKrupp AG	507,810
12,100	Volkswagen AG	1,923,434

		31,129,053

Hong Kong — 2.4%
368,000	Cathay Pacific Airways Ltd.	606,990
1,582,288	CNOOC Ltd.	3,174,158
583,200	First Pacific Co. Ltd.	652,036
142,704	Hong Kong Exchanges and Clearing Ltd.	1,903,992
175,900	Kingboard Chemical Holdings Ltd.	361,715
308,300	Yue Yuen Industrial Holdings Ltd.	930,807

		7,629,698

Ireland — 1.0%
13,825	Accenture PLC (Class A Stock)	833,647
60,300	Allied Irish Banks PLC*	3,710
41,500	Covidien PLC	2,319,020
33,100	Permanent TSB Group Holdings PLC (XDUB)*	937
15,500	Permanent TSB Group Holdings PLC (XLON)*	439

		3,157,753

Israel — 2.1%
182,600	Bank Hapoalim BM	529,118
36,345	Check Point Software Technologies Ltd.*	1,765,277
10,500	Elbit Systems Ltd.	339,513
29,400	Teva Pharmaceutical Industries Ltd	1,199,102
67,518	Teva Pharmaceutical Industries Ltd., ADR	2,760,811

		6,593,821

Italy — 1.3%
15,900	Banco Popolare Scarl*	18,516
361,000	Enel SpA	1,030,935
104,300	ENI SpA	2,150,703
50,900	Finmeccanica SpA*	185,979
682,500	Telecom Italia SpA	555,574

		3,941,707

Japan — 15.8%
22,600	Alpine Electronics, Inc.	237,224
36,400	Aoyama Trading Co. Ltd.	711,035
211,000	Aozora Bank Ltd.	483,434
124,000	Asahi Kasei Corp.	657,217
102,000	Calsonic Kansei Corp.	497,023
10,765	Canon, Inc.	359,477
79,100	COMSYS Holdings Corp.	985,889
831	Dai-ichi Life Insurance Co. Ltd. (The)	871,091
10,755	Fanuc Corp.	1,660,447
187,100	Fukuoka Financial Group, Inc.	682,296
30,600	Fuyo General Lease Co. Ltd.	992,154
51,900	Heiwa Corp.	937,720
38,400	Hitachi Capital Corp.	696,710
169,160	JX Holdings, Inc.	813,124
19,400	K’s Holdings Corp.	631,724
662	KDDI Corp.	4,558,001
30,400	Keihin Corp.	406,629
93,472	Komatsu Ltd.	2,073,607
149,300	Kurabo Industries Ltd.	254,532
22,600	Kyorin Holdings, Inc.	492,552
56,700	Kyowa Exeo Corp.	581,885
247,900	Marubeni Corp.	1,653,611
3,900	Megmilk Snow Brand Co. Ltd.	65,995
9,100	Miraca Holdings, Inc.	386,700
17,800	Mitsubishi Corp.	352,239
830,200	Mitsubishi UFJ Financial Group, Inc.	4,025,672
26,900	Mitsui & Co. Ltd.	397,223
591,500	Mizuho Financial Group, Inc.	974,174
36,300	Namco Bandai Holdings, Inc.	521,325
65,700	Nichii Gakkan Co.	613,029
61,300	Nippon Electric Glass Co. Ltd.	322,706
59,200	Nippon Shokubai Co. Ltd.	720,206
42,800	Nippon Telegraph & Telephone Corp.	1,986,754
254,300	Nishi-Nippon City Bank Ltd. (The)	555,889
127,600	Nissan Motor Co. Ltd.	1,199,723
51,000	Nissan Shatai Co. Ltd.	558,382
800	NTT DoCoMo, Inc.	1,337,260
39,700	Otsuka Holdings Co. Ltd.	1,208,891
13,700	Sankyo Co. Ltd.	679,050
150,200	Sankyu, Inc.	561,942
52,600	Seino Holdings Co. Ltd.	354,698
36,500	Shimachu Co. Ltd.	767,083
28,200	Shizuoka Gas Co. Ltd.	182,490
149,600	Sumitomo Corp.	2,095,760
46,100	Sumitomo Mitsui Financial Group, Inc.	1,451,749
15,794	Sumitomo Mitsui Trust Holdings, Inc.	45,111
203,400	Toagosei Co. Ltd.	764,014

50,400	Toppan Forms Co. Ltd.	464,072
80,843	Toyota Motor Corp.	3,091,179
56,300	Toyota Tsusho Corp	1,040,985
9,500	Tsuruha Holdings, Inc.	614,250
130,100	Yokohama Rubber Co. Ltd. (The)	899,628

		49,475,561

Korea — 0.4%
1,215	Samsung Electronics Co. Ltd.	1,396,668

Liechtenstein — 0.1%
3,800	Verwaltungs-und Privat-Bank AG(g)	278,296

Mexico — 0.7%
787,880	Wal-Mart de Mexico SAB de CV (Class V Stock)	2,222,309

Netherlands — 3.2%
57,400	Aegon NV	260,561
120,200	ING Groep NV, CVA*	790,726
123,400	Koninklijke Ahold NV	1,502,066
22,300	Koninklijke DSM NV	1,097,664
94,100	Koninklijke KPN NV	772,378
9,200	Koninklijke Philips Electronics NV	202,329
5,700	Nutreco NV	409,267
4,300	Royal Dutch Shell PLC (Class A Stock)	146,459
119,912	Royal Dutch Shell PLC (Class B Stock)	4,218,208
32,000	Yandex NV*	615,360

		10,015,018

New Zealand — 0.2%
825,600	Air New Zealand Ltd.(g)	601,011

Norway — 0.5%
54,400	DnB ASA	571,138
43,500	Statoil ASA	1,033,846

		1,604,984

Singapore — 0.3%
56,000	United Overseas Bank Ltd.	897,089

South Korea — 0.7%
10,667	Hyundai Motor Co.	2,216,014

Spain — 1.1%
79,800	Banco Bilbao Vizcaya Argentaria SA	520,233
67,800	Banco Espanol de Credito SA	177,757
208,800	Banco Santander SA	1,264,262
63,100	Repsol SA	1,005,640
35,300	Telefonica SA	400,418

		3,368,310

Sweden — 2.6%
87,100	Boliden AB	1,320,557
87,274	Hennes & Mauritz AB (Class B Stock)	3,221,824
15,400	NCC AB (Class B Stock)	288,353
43,400	Svenska Handelsbanken AB (Class A Stock)	1,504,859
61,000	Swedbank AB (Class A Stock)	1,060,246
80,400	Trelleborg AB (Class B Stock)	826,818

		8,222,657

Switzerland — 7.0%
13,600	Baloise Holding AG	897,386
44,058	Clariant AG*	464,986
34,200	Credit Suisse Group AG*	582,260
2,200	Georg Fischer AG*	762,307
38,097	Julius Baer Group Ltd.*	1,360,816
59,200	Nestle SA	3,637,024
94,605	Novartis AG	5,555,116
8,900	Roche Holding AG	1,575,973
2,660	Swatch Group AG (The)	1,054,524
4,900	Swiss Life Holding AG*	467,462

22,000	Swiss Re Ltd.*	1,377,169
5,550	Syngenta AG	1,892,451
32,600	UBS AG*	342,953
8,700	Zurich Financial Services AG*	1,930,899

		21,901,326

United Kingdom — 21.0%
150,072	ARM Holdings PLC	1,298,198
68,000	AstraZeneca PLC	3,175,721
183,100	Aviva PLC	838,445
259,100	BAE Systems PLC	1,250,481
242,700	Barclays PLC	632,085
313,989	Beazley PLC	778,689
50,200	Berendsen PLC	400,080
144,100	BG Group PLC	2,836,633
383,700	BP PLC	2,547,727
75,813	British American Tobacco PLC	4,026,747
685,700	BT Group PLC	2,332,887
1,058,300	Cable & Wireless Communications PLC	517,829
68,299	Carnival PLC	2,290,893
80,600	Cookson Group PLC	693,295
80,900	Dairy Crest Group PLC	427,338
507,900	Debenhams PLC	730,633
38,100	Drax Group PLC	283,309
294,000	DS Smith PLC	689,536
43,300	Eurasian Natural Resources Corp. PLC	265,339
64,300	GlaxoSmithKline PLC	1,479,519
268,500	Home Retail Group PLC	325,428
356,947	HSBC Holdings PLC	2,985,829
204,800	Intermediate Capital Group PLC	831,795
294,300	J. Sainsbury PLC	1,488,399
567,155	Kingfisher PLC	2,365,420
621,400	Legal & General Group PLC	1,236,914
88,100	Logica PLC	144,118
225,597	Marks & Spencer Group PLC	1,177,049
144,620	Marston’s PLC	251,935
45,968	Micro Focus International PLC	385,792
141,000	Mondi PLC	1,199,563
524,913	Old Mutual PLC	1,292,114
85,773	Pearson PLC	1,605,808
64,847	Reckitt Benckiser Group PLC	3,558,637
115,600	Rexam PLC	785,688
105,560	Rolls-Royce Holdings PLC*	1,403,170
293,000	RSA Insurance Group PLC	498,636
50,435	SABMiller PLC	2,174,616
146,090	Standard Chartered PLC	3,344,294
907,732	Tesco PLC	4,519,568
177,400	Thomas Cook Group PLC	46,446
153,300	Tullett Prebon PLC	654,202
1,512,880	Vodafone Group PLC	4,329,737
319,800	WM Morrison Supermarkets PLC	1,388,476

		65,489,018

United States — 1.6%
44,357	Schlumberger Ltd.	3,160,880

27,900	Yum! Brands, Inc.	1,809,036

		4,969,916

	TOTAL COMMON STOCKS (cost $305,772,340)	291,254,037

PREFERRED STOCKS — 1.3%
Brazil — 0.4%
82,600	Itau Unibanco Holding SA (PRFC), ADR	1,305,906

Germany — 0.9%
15,566	Volkswagen AG (PRFC)	2,648,913

	TOTAL PREFERRED STOCKS (cost $3,198,562)	3,954,819

	TOTAL LONG-TERM INVESTMENTS (cost $308,970,902)	295,208,856

SHORT-TERM INVESTMENT — 4.7%
AFFILIATED MONEY MARKET MUTUAL FUND
14,657,021	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,657,021)(w)	14,657,021

	TOTAL INVESTMENTS — 99.2% (cost $323,627,923)(p)	309,865,877
	OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.8%	2,503,556

	NET ASSETS — 100%	$312,369,433

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

XDUB—Dublin Stock Exchange

XLON—London Stock Exchange

EUR—Euro

*	Non-income producing security.
(g)	Indicates a security or securities that have been deemed illiquid.
(p)	The United States federal income tax basis of the Schedule of Investments was $324,916,315; accordingly, net unrealized depreciation on investments for federal income tax purposes was $15,050,438 (gross unrealized appreciation $32,093,543; gross unrealized depreciation $47,143,981). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2012:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro, Expiring 11/08/12	Bank of New York Mellon	EUR	6,964	$9,122,778	$8,579,268	$543,510

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$12,269,756	$—
Austria	—	1,715,704	—
Belgium	—	887,858	—
Brazil	4,048,855	—	—
Canada	6,537,833	—	—
China	1,829,494	6,724,736	—
Denmark	—	5,650,164	—
Finland	—	685,723	—
France	—	25,793,705	—
Germany	—	31,129,053	—
Hong Kong	—	7,629,698	—
Ireland	3,157,753	—	—
Israel	4,526,088	2,067,733	—
Italy	—	3,941,707	—
Japan	—	49,475,561	—
Korea	—	1,396,668	—
Liechtenstein	278,296	—	—
Mexico	2,222,309	—	—
Netherlands	615,360	9,399,658	—
New Zealand	—	601,011	—
Norway	—	1,604,984	—
Singapore	—	897,089	—
South Korea	—	2,216,014	—
Spain	—	3,368,310	—
Sweden	—	8,222,657	—
Switzerland	—	21,901,326	—
United Kingdom	—	65,489,018	—
United States	4,969,916	—	—
Preferred Stocks:
Brazil	1,305,906	—	—
Germany	—	2,648,913	—
Affiliated Money Market Mutual Fund	14,657,021	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	543,510	—

Total	$44,148,831	$266,260,556	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2012 were as follows:

Commercial Banks	11.9%
Pharmaceuticals	9.2
Oil & Gas	8.4
Insurance	6.0
Telecommunications	5.9
Retail	5.0
Food	4.9
Chemicals	4.9
Affiliated Money Market Mutual Fund	4.7
Automobile Manufacturers	4.5
Diversified Financial Services	2.6
Auto Parts and Equipment	1.9
Aerospace/Defense	1.8
Distribution/Wholesale	1.7
Transportation	1.6
Software	1.5
Apparel	1.5
Machinery & Equipment	1.4
Holding Companies — Diversified	1.4
Agriculture	1.4
Internet	1.3
Entertainment & Leisure	1.2
Miscellaneous Manufacturers	1.2
Household Products/Wares	1.1
Media	1.0
Healthcare-Services	0.9
Mining	0.9
Semiconductors	0.8
Electric	0.8
Engineering/Construction	0.8
Beverages	0.8
Healthcare-Products	0.7
Advertising	0.7
Cosmetics & Toiletries	0.6
Forest & Paper Products	0.6
Iron/Steel	0.6
Commercial Services	0.4
Airlines	0.4
Computer Services & Software	0.3
Containers & Packaging	0.3
Computers	0.2
Industrial Conglomerates	0.2
Trading Companies & Distributors	0.2
Electronics	0.2
Toys/Games/Hobbies	0.2
Building Materials	0.2
Electronic Equipment & Instruments	0.1
Office Equipment	0.1
Textiles	0.1
Home Furnishings	0.1

99.2
Other assets in excess of liabilities	0.8

100.0%

Total Return Bond Portfolio

Schedule of Investments

as of July 31, 2012 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 94.7%
ASSET-BACKED SECURITIES — 1.6%
B3	$28	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A 0.466%(c), 12/25/36	$ 27,818
Ba1	815	Countrywide Asset-Backed Certificates, Series 2006-15, Class A2 5.683%(c), 10/25/46	815,047
NR	EUR 737	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A 3.00%, 04/20/17	909,789
AAA(d)	958	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A (Cayman Islands) 1.966%(c), 02/16/19	955,099
Aaa	3,674	SLM Student Loan Trust, Series 2008-9, Class A 1.951%(c), 04/25/23	3,796,038
Caa2	413	Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A 1.746%(c), 04/25/35	361,720

		TOTAL ASSET-BACKED SECURITIES (cost $6,813,760)	6,865,511

BANK LOAN(c) — 0.1%
Utilities — 0.1%
B2	559	TXU Corp., 2014 Term Loan (Non-Extending) 3.746%, 10/10/14 (cost $549,925)	389,192

CORPORATE BONDS — 25.9%
Aerospace — 0.1%
Baa2	200	Goodrich Corp., Sr. Unsec’d. Notes 6.29%, 07/01/16	236,472

Airlines — 0.1%
NR	552	UAL 1991 Equipment Trust AB, Equipment Trust(g)(i) 10.85%, 02/19/15	223,680

Automobile Manufacturers — 1.9%
A2	3,800	BMW US Capital LLC, Gtd. Notes, MTN 0.918%(c), 12/21/12	3,806,133
A3	3,800	Daimler Finance North America LLC, Gtd. Notes, 144A 1.071%(c), 03/28/14	3,794,574
A3	600	Sr. Unsec’d., 144A(g) 1.30%, 07/31/15	600,703

			8,201,410

Automotive Parts — 0.3%
Baa2	1,100	AutoZone, Inc., Sr. Unsec’d. Notes 6.95%, 06/15/16	1,298,272

Computer Services & Software — 0.3%
A2	1,200	HP Enterprise Services LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	1,257,713

Construction — 0.3%
B1	1,600	PulteGroup, Inc., Gtd. Notes 6.25%, 02/15/13	1,636,000

Financial — Bank & Trust — 9.9%
A2	500	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	517,256
Baa1	1,200	Bank of America Corp., Sr. Unsec’d. Notes 0.715%(c), 10/14/16	1,063,565
Baa1	800	7.625%, 06/01/19	973,313
Baa1	300	Sr. Unsec’d. Notes, MTN 5.65%, 05/01/18	331,198
Baa1	5,700	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	5,785,711
B2	500	CIT Group, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 04/01/14	521,250
A3	6,300	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	6,478,573
Aaa	4,200	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands) 4.50%, 01/11/21	4,620,496
Aaa	3,000	DnB NOR Boligkreditt A/S, Covered Bonds, 144A (Norway)(g) 2.90%, 03/29/17	3,153,300
A1	2,600	Export-Import Bank of Korea, (South Korea) Sr. Unsec’d. Notes 8.125%, 01/21/14	2,836,202
A1	1,200	Sr. Unsec’d. Notes, 144A (g) 1.401%(c), 07/26/13	1,200,696
A1	300	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 6.15%, 04/01/18	336,611
A1	1,100	6.25%, 09/01/17	1,241,375
A1	400	Sr. Unsec’d. Notes, MTN 0.853%(c), 07/22/15	374,411
A1	1,900	HSBC Bank USA NA, Sub. Notes 4.875%, 08/24/20	2,008,152
Aa3	1,800	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	1,950,160
NR	3,500	Lehman Brothers Holdings Escrow, Bonds(i) 5.625%, 01/24/13	848,750
BB+(d)	3,100	Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) 12.00%(c), 12/29/49	3,282,187
A2	5,100	Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom) 5.625%, 08/24/20	5,574,121

			43,097,327

Financial Services — 6.5%
B1	3,600	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	4,279,500
B1	100	Sr. Unsec’d. Notes 8.00%, 11/01/31	117,636

Aa3	700	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) 6.20%, 07/19/13	731,402

A3	400	CitiFinancial, Inc., Sr. Unsec’d. Notes 6.625%, 06/01/15	424,593
Ba1	2,000	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	2,166,120
Ba1	1,100	7.00%, 10/01/13	1,170,156
Aa2	1,700	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.768%(c), 06/20/14	1,662,418
Ba3	1,900	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	2,149,375
	800	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 5.571%, 10/04/12	802,854
A2	EUR 1,200	6.75%, 05/21/13	1,535,706
A2	3,500	Morgan Stanley, Sr. Unsec’d. Notes 1.427%(c), 04/29/13	3,480,099
A2	1,800	Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	1,891,094
A2	3,200	6.625%, 04/01/18	3,424,579
Baa1	4,200	Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) 5.70%, 06/01/14	4,493,967
B3	100	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN 5.40%, 12/01/15	86,000

			28,415,499

Insurance — 0.8%
Baa1	2,300	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	2,833,637
Baa1	EUR 600	Sr. Unsec’d. Notes, MTN 0.645%(c), 07/19/13	727,187

			3,560,824

Metals & Mining — 0.9%
BBB(d)	3,600	Gerdau Trade, Inc., Gtd. Notes, 144A (British Virgin Islands) 5.75%, 01/30/21	3,828,600

Oil, Gas & Consumable Fuels — 0.4%
Baa2	1,300	Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada) 6.85%, 06/01/39	1,753,778

Paper & Forest Products —0.9%
Baa3	3,600	International Paper Co., Sr. Unsec’d. Notes 5.25%, 04/01/16	3,977,805

Pharmaceuticals — 0.6%
Baa3	1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	1,391,468
B1	1,275	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	1,290,938

			2,682,406

Pipelines — 0.1%
Ba3	300	El Paso Corp., Sr. Unsec’d. Notes, MTN 7.80%, 08/01/31	348,704

Real Estate Investment Trust — 0.9%
Baa3	3,700	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	3,915,048

Retail & Merchandising — 0.5%
Ba2	1,900	Limited Brands, Inc., Sr. Unsec’d. Notes 6.90%, 07/15/17	2,144,625

Tobacco — 0.3%
Baa1	400	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	570,517
Baa3	750	Reynolds American, Inc., Gtd. Notes 7.625%, 06/01/16	906,425

			1,476,942

Transportation — 0.4%
Baa3	1,600	CSX Corp., Sr. Unsec’d. Notes 6.25%, 03/15/18	1,945,568

Utilities — 0.7%
Baa1	2,500	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	2,970,565

		TOTAL CORPORATE BONDS (cost $105,646,881)	112,971,238

FOREIGN GOVERNMENT BONDS — 9.7%
Aaa	AUD 7,000	Australia Government, Sr. Unsec’d. Notes (Australia) 4.75%, 06/15/16	7,938,218
Aaa	AUD 3,900	5.50%, 12/15/13	4,244,560
Aaa	EUR 7,000	Bundesobligation, Bonds (Germany) 4.00%, 10/11/13	9,029,702
Aaa	EUR 10,500	Bundesschatzanweisungen, Bonds (Germany) 0.75%, 09/13/13	13,033,984
Aaa	CAD 5,000	Canadian Government, Bonds (Canada) 2.25%, 08/01/14	5,099,716
Aaa	CAD 1,300	3.25%, 06/01/21	1,471,838
Baa3	BRL 2,200	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,543,285

		TOTAL FOREIGN GOVERNMENT BONDS (cost $40,229,297)	42,361,303

MUNICIPAL BONDS — 3.9%
California —1.5%
Aa1	600	East Bay Municipal Utility District Water System, Revenue Bonds 5.874%, 06/01/40	831,966
A1	4,300	Los Angeles County Public Works Financing Authority, Revenue Bonds 7.618%, 08/01/40	5,630,979

			6,462,945

Illinois — 0.4%
Aa3	700	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	866,502

Aa3	800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	990,288

			1,856,790

Kentucky — 1.0%
Aa3	800	Kentucky State Property & Building Commission, Revenue Bonds 4.303%, 11/01/19	897,104
Aa3	1,000	4.403%, 11/01/20	1,110,310
Aa3	1,900	5.373%, 11/01/25	2,254,616

			4,262,030

New York — 1.0%
Aa1	1,400	New York City Transitional Finance Authority, Revenue Bonds 4.725%, 11/01/23	1,670,424
Aa1	1,100	4.905%, 11/01/24	1,337,402
Aa1	1,100	5.075%, 11/01/25	1,337,226

			4,345,052

		TOTAL MUNICIPAL BONDS (cost $14,845,493)	16,926,817

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.6%
Ca	946	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.436%(c), 05/25/46	530,703
AAA(d)	1	American Housing Trust, Series I, Class 5 8.625%, 08/25/18	786
Aaa	16	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 5.657%(c), 02/25/33	15,638
Caa2	992	Series 2005-4, Class 3A1 3.369%(c), 08/25/35	822,647
D(d)	883	Series 2007-3, Class 1A1 3.117%(c), 05/25/47	600,607
Caa1	268	Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2 2.886%(c), 05/25/35	235,758
B3	317	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2 2.34%(c), 09/25/35	284,077
D(d)	823	Series 2007-10, Class 22AA 4.11%(c), 09/25/37	538,476
Ca	1,039	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.457%(c), 07/20/46	441,204
Ca	1,089	Series 2006-OA17, Class 1A1A 0.442%(c), 12/20/46	605,899
Aaa	465	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.524%(c), 07/25/44	471,529
B(d)	1,036	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 3.132%(c), 10/25/33	935,369
NR	2	Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1 1.717%(c), 01/25/32	1,312
B2	244	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.456%(c), 02/25/36	183,813
Aaa	1,300	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A 1.855%(c), 07/15/42	1,309,484
		Series 2011-1A, Class 1A3, 144A

Aaa	EUR 2,500	1.797%(c), 07/15/42	3,105,184
BB(d)	15	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, 03/25/32	16,254
Caa3	823	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A 0.847%(c), 03/25/47	516,901
CCC(d)	1,001	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1 2.616%(c), 03/25/36	907,522

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,379,787)	11,523,163

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.3%
	18	Federal Home Loan Mortgage Corp. 2.385%(c), 01/01/24	19,098
	14	2.521%(c), 09/01/35	14,619
	11,948	4.50%, 01/01/39-07/01/41	12,864,935
	12	5.50%, 06/01/31	13,629
	14	7.50%, 09/01/16-07/ 01/17	15,484
	54	Federal National Mortgage Assoc. 1.802%(c), 01/01/20	55,807
	113	2.272%(c), 12/01/34	119,528
	29,000	2.50%, TBA	30,169,062
	8,000	3.00%, TBA	8,300,000
	26,756	3.50%, 08/01/20-10/01/26	28,460,592
	3,000	3.50%, TBA	3,175,312
	48	3.565%(c), 05/01/36	48,973
	1,562	4.00%, 05/01/13-12/01/40	1,665,915
	2,000	4.00%, TBA	2,139,062
	2,000	4.00%, TBA	2,140,938
	683	4.50%, 01/01/25-02/01/33	737,683
	1,000	4.50%, TBA	1,081,406
	12,000	5.00%, 01/01/39	13,076,248
	113	Government National Mortgage Assoc. 1.625%, 02/20/17-11/20/29	117,901
	37	2.00%, 08/20/22-10/20/26	38,908
	14	2.375%(c), 06/20/23	14,216
	6,000	3.00%, TBA	6,330,937
	8,000	3.00%, TBA	8,417,500
	38	8.50%, 06/15/30-08/20/30	44,565

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $117,841,329)	119,062,318

U.S. TREASURY OBLIGATIONS — 23.6%
	10,300	U.S. Treasury Bonds 3.125%, 11/15/41	11,484,500
	2,000	3.75%, 08/15/41	2,497,812
	2,400	3.875%, 08/15/40	3,058,874
	4,700	4.375%, 02/15/38-05/15/41	6,482,905
	4,200	7.50%, 11/15/24	6,885,375
	1,700	7.625%, 11/15/22	2,701,405
	13,100	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22-07/15/22	14,319,790
	3,800	1.125%, 01/15/21(k)	4,662,277
	1,800	2.125%, 02/15/41	2,844,489
	2,200	U.S. Treasury Notes 1.75%, 05/15/22	2,251,907
	100	1.875%, 08/31/17	106,219
	17,400	2.00%, 11/15/21(h)(k)	18,297,179
	1,400	2.00%, 02/15/22	1,468,907
	10,200	2.125%, 08/15/21	10,866,182
	100	2.25%, 07/31/18	108,469
	200	2.50%, 04/30/15	212,234
	6,500	2.625%, 11/15/20	7,227,187

6,600	2.875%, 03/31/18	7,382,206

	TOTAL U.S. TREASURY OBLIGATIONS (cost $93,803,231)	102,857,917

	TOTAL LONG-TERM INVESTMENTS (cost $392,109,703)	412,957,459

SHORT-TERM INVESTMENTS — 19.3%
REPURCHASE AGREEMENTS(m) — 18.1%
5,600	Barclays Capital, Inc., 0.17%, dated 7/31/12, due 08/01/12 in the amount of $5,600,026	5,600,000
4,500	Barclays Capital, Inc., 0.20%, dated 7/31/12, due 08/01/12 in the amount of $4,500,025	4,500,000
2,200	Barclays Capital, Inc., 0.21%, dated 7/31/12, due 08/01/12 in the amount of $2,200,013	2,200,000
17,000	Barclays Capital, Inc., 0.23%, dated 7/20/12, due 11/19/12 in the amount of $17,013,251(g)	17,000,000
16,600	Citigroup Global Markets, Inc., 0.17%, dated 7/31/12, due 08/01/12 in the amount of $16,600,078	16,600,000
5,500	Citigroup Global Markets, Inc., 0.22%, dated 7/31/12, due 08/01/12 in the amount of $5,500,034	5,500,000
6,200	Credit Suisse Securities LLC, 0.13%, dated 7/31/12, due 08/01/12 in the amount of $6,200,022	6,200,000
8,300	Deutsche Bank Securities, Inc., 0.17%, dated 7/31/12, due 08/01/12 in the amount of $8,300,039	8,300,000
8,300	Deutsche Bank Securities, Inc., 0.17%, dated 7/31/12, due 08/01/12 in the amount of $8,300,039	8,300,000
4,500	J.P.Morgan Securities LLC, 0.20%, dated 7/31/12, due 08/01/12 in the amount of $4,500,025	4,500,000

	TOTAL REPURCHASE AGREEMENTS (cost $78,700,000)	78,700,000

CERTIFICATE OF DEPOSIT — 1.0%
4,300	Banco Do Brasil 1.97%, 06/28/13 (cost $4,223,639)	4,262,265

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
669,563	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $669,563)(w)	669,563

Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.1%
$322	U.S. Treasury Bills 0.145%, 08/30/12(h) (cost $321,966)	321,987

	TOTAL SHORT-TERM INVESTMENTS (cost $83,915,168)		83,953,815

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—114.0% (cost $476,024,871)(p)		496,911,274

Notional Amount (000)#		COUNTERPARTY
	OPTIONS WRITTEN(j)—(0.1)%
Call Options —(0.1)%

	Interest Rate Swap Options,
1,400	Pay a fixed rate of 1.40% and receive a floating rate based on 3-Month LIBOR, expiring 03/18/13	Bank of America	(33,301)
18,400	Pay a fixed rate of 1.40% and receive a floating rate based on 3-Month LIBOR, expiring 03/18/13	Deutsche Bank	(437,670)

			(470,971)

Put Options
	Interest Rate Swap Options,
1,400	Receive a fixed rate of 1.40% and pay a floating rate based on 3-Month LIBOR, expiring 03/18/13	Bank of America	(5,180)
18,400	Receive a fixed rate of 1.40% and pay a floating rate based on 3-Month LIBOR, expiring 03/18/13	Deutsche Bank	(68,086)

			(73,266)

	TOTAL OPTIONS WRITTEN (premiums received $613,995)		(544,237)

	SECURITIES SOLD SHORT —(6.9)%
Principal Amount (000)#
	U.S. GOVERNMENT AGENCY OBLIGATIONS
1,000	Federal Home Loan Mortgage Corp. 4.50%, TBA		(1,074,687)
13,000	Federal National Mortgage Assoc. 3.50%, TBA		(13,816,563)
7,000	5.00%, TBA		(7,624,531)
7,000	5.50%, TBA		(7,679,218)

	TOTAL SECURITIES SOLD SHORT (proceeds $30,105,312)		(30,194,999)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 107.0% (cost $445,305,564)		466,172,038
	Liabilities in excess of other assets(x)—(7.0)%		(30,489,107)

	NET ASSETS —100%		$435,682,931

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assoc.
FSB	Federal Saving Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
SLM	Student Loan Mortgage

TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of July 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	The amount represent fair value of derivative instruments subject to interest rate contract risk exposure as of July 31, 2012.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by FNMA (coupon rate 0.79%-3.50%, maturity date 04/24/15-05/01/42), U.S. Treasury Notes (coupon rates 0.25%-2.00%, maturity dates 03/15/14-02/15/22) and U.S. Treasury Bonds (coupon rates 4.625%-5.50%, maturity dates 08/15/28-02/15/40), with the aggregate value, including accrued interest, of $80,800,927.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $477,377,426; accordingly, net unrealized appreciation on investments for federal income tax purposes was $19,533,848 (gross unrealized appreciation $22,035,468; gross unrealized depreciation $2,501,620). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at July 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2012	Unrealized Appreciation (Depreciation)(1)
	Short Positions:
112	5 Year U.S. Treasury Notes	Sep. 2012	$13,862,625	$13,975,500	$(112,875)
81	10 Year U.S. Treasury Notes	Sep. 2012	10,820,781	10,907,156	(86,375)

					$(199,250)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.

Forward foreign currency exchange contracts outstanding at July 31, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real, Expiring 08/02/12	UBS Securities	BRL	4,215	$2,097,530	$2,056,098	$(41,432)
British Pound, Expiring 08/02/12	Royal Bank of Canada	GBP	1,253	1,941,273	1,964,504	23,231
Chinese Yuan, Expiring 02/01/13	Deutsche Bank	CNY	4,875	770,188	758,566	(11,622)

Expiring 02/01/13	Deutsche Bank	CNY	2,851	453,022	443,648	(9,374)
Expiring 02/01/13	Goldman Sachs & Co.	CNY	3,971	633,000	617,931	(15,069)
Expiring 02/01/13	JPMorgan Chase	CNY	12,863	2,018,830	2,001,717	(17,113)
Expiring 02/01/13	JPMorgan Chase	CNY	2,986	475,494	464,619	(10,875)
Expiring 02/01/13	UBS Securities	CNY	54,639	8,668,067	8,502,865	(165,202)
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,642	154,698	(4,944)
Expiring 08/05/13	UBS Securities	CNY	2,887	457,175	446,623	(10,552)
Euro, Expiring 08/03/12	Deutsche Bank	EUR	2,026	2,483,167	2,492,890	9,723
Expiring 10/15/12	JPMorgan Chase	EUR	2,053	2,529,502	2,528,976	(526)
Japanese Yen, Expiring 09/10/12	JPMorgan Chase	JPY	15,692	198,288	200,948	2,660
Expiring 09/10/12	UBS Securities	JPY	39,720	504,361	508,645	4,284
Mexican Peso, Expiring 08/15/12	Citigroup Global Markets	MXN	42,334	3,228,678	3,178,438	(50,240)
Expiring 12/03/12	Credit Suisse First Boston Corp.	MXN	138	10,279	10,240	(39)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	42,334	3,126,328	3,143,974	17,646
New Taiwanese Dollar, Expiring 11/30/12	Barclays Capital Group	TWD	80,103	2,718,104	2,674,324	(43,780)
Norwegian Krone, Expiring 08/28/12	BNP Paribas	NOK	3,170	520,346	525,324	4,978
Expiring 08/28/12	Hong Kong & Shanghai Bank	NOK	3,169	520,087	525,158	5,071
Expiring 08/28/12	Royal Bank of Canada	NOK	3,170	520,519	525,324	4,805
Singapore Dollar, Expiring 08/03/12	Royal Bank of Canada	SGD	8	6,072	6,143	71

				$34,039,952	$33,731,653	$(308,299)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 08/09/12	Deutsche Bank	AUD	16,175	$16,161,979	$16,982,784	$(820,805)
Brazilian Real, Expiring 08/02/12	Barclays Capital Group	BRL	4,215	2,155,782	2,056,097	99,685
Expiring 10/02/12	UBS Securities	BRL	4,215	2,077,268	2,033,121	44,147
British Pound, Expiring 08/02/12	UBS Securities	GBP	1,253	1,955,137	1,964,503	(9,366)
Expiring 09/04/12	Royal Bank of Canada	GBP	1,253	1,941,123	1,964,481	(23,358)
Canadian Dollar, Expiring 09/20/12	Credit Suisse First Boston Corp.	CAD	222	216,307	221,123	(4,816)
Expiring 09/20/12	UBS Securities	CAD	6,443	6,268,058	6,417,549	(149,491)
Chinese Yuan, Expiring 10/15/12	BNP Paribas	CNY	57,164	9,004,258	8,934,770	69,488
Euro, Expiring 08/03/12	JPMorgan Chase	EUR	2,053	2,527,262	2,526,935	327
Expiring 10/15/12	UBS Securities	EUR	10,954	13,496,270	13,490,932	5,338
Expiring 09/13/13	JPMorgan Chase	EUR	8,000	9,858,000	9,902,501	(44,501)
Expiring 09/13/13	JPMorgan Chase	EUR	2,500	3,104,000	3,094,532	9,468
Expiring 10/11/13	JPMorgan Chase	EUR	7,344	9,059,191	9,094,184	(34,993)
Expiring 10/11/13	JPMorgan Chase	EUR	216	261,992	267,476	(5,484)
Indian Rupee, Expiring 10/03/12	Hong Kong & Shanghai Bank	INR	1,475	25,399	26,181	(782)
Japanese Yen, Expiring 09/10/12	Citigroup Global Markets	JPY	102,979	1,319,247	1,318,726	521
Malaysian Ringgit, Expiring 10/16/12	UBS Securities	MYR	17	5,369	5,483	(114)
Mexican Peso, Expiring 08/15/12	Hong Kong & Shanghai Bank	MXN	42,334	3,157,811	3,178,438	(20,627)

New Taiwanese Dollar, Expiring 11/30/12	Citigroup Global Markets	TWD	24,555	824,000	819,806	4,194
Expiring 11/30/12	UBS Securities	TWD	37,833	1,270,000	1,263,113	6,887
Expiring 11/30/12	UBS Securities	TWD	17,683	593,000	590,378	2,622
Singapore Dollar, Expiring 08/03/12	UBS Securities	SGD	8	6,188	6,143	45
Expiring 10/22/12	Royal Bank of Canada	SGD	8	6,074	6,144	(70)
South Korean Won, Expiring 09/28/12	Barclays Capital Group	KRW	22,809	19,644	20,095	(451)

				$85,313,359	$86,185,495	$(872,136)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2012.

Interest rate swap agreements outstanding at July 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (2)	Counterparty
Over-the-counter swap agreements:
AUD	1,900	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	$197,876	$(7,001)	$204,877	Barclays Bank PLC
AUD	1,200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	124,911	(3,933)	128,844	Deutsche Bank
AUD	5,800	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	30,062	6,970	23,092	Deutsche Bank
AUD	3,300	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	52,836	8,230	44,606	Goldman Sachs & Co.
AUD	3,400	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	29,320	(5,107)	34,427	Goldman Sachs & Co.
BRL	8,700	01/02/14	11.990%	Brazilian interbank overnight lending rate(1)	313,716	1,043	312,673	Barclays Bank PLC
BRL	7,500	01/02/14	12.510%	Brazilian interbank overnight lending rate(1)	258,697	4,730	253,967	Barclays Bank PLC
BRL	7,500	01/02/14	11.960%	Brazilian interbank overnight lending rate(1)	267,720	(13,729)	281,449	Goldman Sachs & Co.
BRL	2,400	01/02/14	10.580%	Brazilian interbank overnight lending rate(1)	41,946	(16,782)	58,728	Morgan Stanley & Co.
BRL	19,600	01/02/15	9.880%	Brazilian interbank overnight lending rate(1)	309,533	—	309,533	Bank of America, N.A.
BRL	13,300	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	216,628	5,545	211,083	Barclays Bank PLC
BRL	6,800	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	110,800	2,559	108,241	Morgan Stanley & Co.
BRL	3,700	01/02/15	9.940%	Brazilian interbank overnight lending rate(1)	60,647	—	60,647	Goldman Sachs & Co.
MXN	37,200	03/05/13	6.500%	28 day Mexican interbank rate(1)	18,299	(492)	18,791	Morgan Stanley & Co.
Exchange-traded swap agreements:
	$5,600	06/20/17	1.500%	3 month LIBOR(1)	(203,056)	(64,484)	(138,572)	—
EUR	6,300	03/21/17	2.000%	6 month Euribor(1)	391,270	185,981	205,289	—

					$2,221,205	$103,530	$2,117,675

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter credit default swaps - Buy Protection (1):
AutoZone, Inc.,	06/20/16	0.720%	$1,100	$(11,179)	$—	$(11,179)	Deutsche Bank
Cardinal Health, Inc.	06/20/17	0.560%	1,200	(3,201)	—	(3,201)	UBS AG
CitiFinancial	06/20/15	0.150%	400	20,719	—	20,719	Barclays Bank PLC
CSX Corp.8	03/20/18	1.650%	1,600	(99,052)	—	(99,052)	Goldman Sachs & Co.
Embarq Corp.	03/20/14	1.250%	700	(9,982)	—	(9,982)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	600	(8,767)	—	(8,767)	Deutsche Bank
Embarq Corp.	03/20/14	1.300%	200	(3,027)	—	(3,027)	Morgan Stanley & Co.
Embarq Corp.	03/20/14	1.430%	600	(10,400)	—	(10,400)	Deutsche Bank
Goodrich Corp.	09/20/16	0.510%	200	(3,178)	—	(3,178)	Deutsche Bank
Limited Brands, Inc.,	09/20/17	2.290%	1,900	(4,312)	—	(4,312)	Bank of America, N.A.
Pearson Dollar	06/20/14	0.760%	4,200	(39,659)	—	(39,659)	Morgan Stanley & Co.
Exchange-traded credit default swaps — Buy Protection (1):
Dow Jones CDX HY15 5Y Index	12/20/15	5.000%	4,320	(102,020)	89,100	(191,120)	—
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	4,646	151,529	206,968	(55,439)	—
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	17,037	(142,653)	153,579	(296,232)	—

				$(265,182)	$449,647	$(714,829)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,955,722	$909,789
Bank Loan	—	389,192	—
Corporate Bonds	—	112,971,238	—
Foreign Government Bonds	—	42,361,303	—
Municipal Bonds	—	16,926,817	—
Residential Mortgage-Backed Securities	—	11,523,163	—
U.S. Government Agency Obligations	—	119,062,318	—
U.S. Treasury Obligation	—	103,179,904	—
Repurchase Agreements	—	78,700,000	—
Certificate of Deposit	—	4,262,265	—
Affiliated Money Market Mutual Fund	669,563	—	—
Options Written	—	(544,237)	—
Securities Sold Short — U.S. Government Agency Obligations	—	(30,194,999)	—
Other Financial Instruments*
Futures	(199,250)	—	—
Forward foreign currency exchange contracts	—	(1,180,435)	—
Interest rate swap agreements	66,717	2,050,958	—
Credit default swap agreements	(542,791)	(172,038)	—

Total	$(5,761)	$465,291,171	$909,789

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Intermediate-Term Bond Portfolio

Schedule of Investments

as of July 31, 2012 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 80.5%
ASSET-BACKED SECURITIES — 1.2%
Aaa	$374	AMMC CDO, Series 2006-6A, Class A1A, 144A (Cayman Islands) 0.692%(c), 05/03/18	$ 366,742
B3	269	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A 0.376%(c), 05/25/37	136,408
Aaa	1,633	SLM Student Loan Trust, Series 2008-9, Class A 1.951%(c), 04/25/23	1,687,128

		TOTAL ASSET-BACKED SECURITIES (cost $2,255,783)	2,190,278

BANK LOANS(c) — 1.0%
Diversified Financial Services — 0.7%
B3	800	AGFS Funding Co., Initial Loan 5.50%, 05/28/17	761,166
Ba2	500	Delos Aircraft , Inc., Term Loan 4.75%, 03/17/16	503,125

			1,264,291

Healthcare - Services — 0.3%
Ba3	500	HCA, Inc., Tranche Term Loan B-1 2.496%, 11/14/13	498,470

		TOTAL BANK LOANS (cost $1,792,492)	1,762,761

CERTIFICATE OF DEPOSIT — 0.9%
NR	1,600	Banco do Brasil SA, Certificate of Deposits (Brazil) (cost $1,600,000) 2.556%(c), 02/14/14	1,598,663

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
NR	1,096	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A 1.999%(c), 11/15/15	1,046,216
Aaa	1,060	Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A 3.156%, 07/10/46	1,123,170
NR	600	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 144A 5.695%(c), 09/15/40	682,118
NR	600	Series 2010-RR1, Class 3A, 144A 5.661%(c), 06/10/49	685,134
NR	700	Series 2010-RR7, Class 2A, 144A 5.467%(c), 09/18/39	784,491
Aaa	327	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A 0.784%(c), 07/09/21	320,292

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,272,304)	4,641,421

CORPORATE BONDS — 46.4%
Airlines — 0.5%
Baa2	341	Delta Air Lines 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates 6.20%, 01/02/20	368,086

A3	200	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates, 144A (Guernsey)(g) 5.125%, 11/30/24	202,250
NR	828	United Airlines, Inc., Equipment Trust(g)(i) 10.85%, 02/19/15	335,520

			905,856

Auto Manufacturer — 1.3%
A3	2,300	Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands) 1.625%, 08/12/13	2,320,930

Building & Construction — 2.7%
B2	4,800	KB Home, Gtd. Notes 5.875%, 01/15/15	4,872,000

Commercial Banks — 11.0%
Baa1	1,100	Banco do Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil) 4.50%, 01/22/15	1,163,250
Baa1	1,800	Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.568%(c), 03/18/14	1,736,991
Baa1	300	4.25%, 01/14/16	299,250
Aa3	500	Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile) 3.75%, 09/22/15	507,845
Baa2	800	Banco Votorantim Ltd., Sr. Notes, 144A (Brazil) 3.461%(c), 03/28/14	798,716
Baa1	600	Bank of America Corp., Sr. Unsec’d. Notes 0.968%(c), 09/11/12	599,977
Baa1	2,000	Sr. Unsec’d. Notes, MTN 0.798%(c), 09/15/14	1,943,500
B2	400	CIT Group, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 04/01/14	417,000
A1	1,000	DNB Bank ASA, Sr. Unsec’d. Notes, 144A (Norway) 3.20%, 04/03/17	1,032,900
Ba1	100	Eksportfinans ASA, (Norway) Sr. Unsec’d. Notes 0.661%(c), 04/05/13	97,415
Ba1	100	2.00%, 09/15/15	89,750
Ba1	300	2.375%, 05/25/16	267,750
Ba1	100	5.50%, 05/25/16	97,750
Ba1	100	Sr. Unsec’d. Notes, MTN 1.875%, 04/02/13	98,600
A1	2,900	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 7.50%, 02/15/19	3,418,221
A1	600	Korea Development Bank, Sr. Unsec’d. Notes (South Korea) 5.75%, 09/10/13	626,971
Aa2	1,600	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 1.355%(c), 01/14/14	1,604,658
Ba2	1,100	Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom) 5.05%, 01/08/15	1,104,973
A2	1,200	Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom) 2.887%(c), 08/23/13	1,210,911
Aaa	1,200	Sparebanken 1 Boligkreditt AS, Covered Bonds, 144A (Norway)(g) 1.25%, 10/25/14	1,206,960

Aaa	1,200	Toronto-Dominion Bank (The), Covered Bonds, 144A (Canada) 2.20%, 07/29/15	1,254,960

			19,578,348

Diversified Financial Services — 10.1%
A2	500	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	517,255
A2	1,800	American Express Credit Corp., Sr. Unsec’d. Notes, MTN 5.875%, 05/02/13	1,869,856
Aaa	2,500	BNP Paribas Home Loan Covered Bonds, Covered Bonds, 144A (France)(g) 2.20%, 11/02/15	2,543,250
Aaa	1,000	BRFkredit A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark) 0.705%(c), 04/15/13	999,752
Baa1	2,300	Capital One Bank USA NA, Sub. Notes 6.50%, 06/13/13	2,402,440
Aa1	2,200	Credit Suisse, Sr. Unsec’d. Notes, MTN (Switzerland) 5.00%, 05/15/13	2,269,120
Aaa	1,200	DanFin Funding Ltd., Gov’t. Liquid Gtd. Notes, 144A (Ireland) 1.155%(c), 07/16/13	1,203,632
Ba1	200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 7.50%, 08/01/12	200,000
Aa3	100	JPMorgan Chase & Co., Sr. Unsec’d. Notes 3.15%, 07/05/16	105,140
Aa3	200	4.40%, 07/22/20	218,381
Aa3	100	6.30%, 04/23/19	120,354
A1	EUR 600	JPMorgan Chase Bank NA, Sub. Notes 0.92%(c), 05/31/17	671,802
NR	1,800	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i) 2.851%, 12/23/24	432,000
NR	600	5.625%, 01/24/13	145,500
Baa2	EUR 1,100	Merrill Lynch & Co. Inc., Sr. Unsec’d. Notes, MTN 0.675%(c), 01/31/14	1,316,611
A2	1,200	Morgan Stanley, Sr. Unsec’d. Notes 3.45%, 11/02/15	1,193,484
Aaa	1,900	Stadshypotek AB, Covered Bonds, 144A (Sweden)(g) 1.011%(c), 09/30/13	1,889,666

			18,098,243

Electric — 3.9%
Ba1	1,200	CMS Energy Corp., Sr. Unsec’d. Notes 4.25%, 09/30/15	1,256,330
A3	500	Dayton Power & Light Co. (The), First Mortgage 5.125%, 10/01/13	525,422
Baa3	1,200	Entergy Corp., Sr. Unsec’d. Notes 3.625%, 09/15/15	1,244,233
Baa1	600	Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g) 2.50%, 08/15/15	617,005

A2	2,300	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN 5.30%, 05/01/18	2,744,733
Ba2	EUR 500	Tokyo Electric Power Co. Inc., (The) Sr. Sec’d. Notes (Japan) 4.50%, 03/24/14	609,051

			6,996,774

Electronics — 0.7%
Baa2	1,200	Agilent Technologies, Inc., Sr. Unsec’d. Notes 2.50%, 07/15/13	1,217,282

Financial - Bank & Trust —1.4%
A3	200	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 10/15/14	213,650
Aaa	2,200	Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden) 0.905%(c), 01/14/13	2,200,471

			2,414,121

Healthcare - Services — 0.3%
Ba3	500	HCA, Inc., Sr. Sec’d. Notes 7.25%, 09/15/20	558,750

Insurance — 1.7%
Baa1	160	American International Group, Inc., Sr. Unsec’d. Notes 4.25%, 05/15/13	163,210
Baa1	800	Sr. Unsec’d. Notes, 144A 3.75%, 11/30/13	810,086
A3	1,100	MetLife, Inc., Sr. Unsec’d. Notes 1.716%(c), 08/06/13	1,110,028
A1	1,000	Monumental Global Funding III, Sr. Sec’d. Notes, 144A 0.621%(c), 01/25/13	997,742

			3,081,066

Investment Company — 1.1%
Aaa	2,000	FIH Erhvervsbank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark) 0.838%(c), 06/13/13	2,001,396

Media — 1.3%
Baa2	1,200	NBC Universal Media LLC, Sr. Unsec’d. Notes, 144A 4.375%, 04/01/21	1,356,250
Baa1	850	Pearson Dollar Finance Two PLC, Gtd. Notes, 144A (United Kingdom) 5.50%, 05/06/13	878,197

			2,234,447

Metals & Mining — 1.4%
Baa1	1,200	Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom) 2.15%, 09/27/13	1,209,961
Ba1	800	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	866,000

Ba2	400	Steel Dynamics, Inc., Gtd. Notes 7.375%, 11/01/12	405,500

			2,481,461

Oil, Gas & Consumable Fuels — 2.9%
Baa2	1,100	Cenovus Energy, Inc., Sr. Unsec’d. Notes (Canada) 4.50%, 09/15/14	1,178,768
Baa2	400	Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A 4.00%, 07/15/15	417,073
Baa2	600	5.45%, 07/15/20	678,819
Baa1	1,200	Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg) 5.092%, 11/29/15	1,270,500
Baa1	400	Noble Holding International Ltd., Gtd. Notes (Cayman Islands) 3.45%, 08/01/15	421,913
Aa1	1,200	Shell International Finance BV, Gtd. Notes (Netherlands) 3.10%, 06/28/15	1,288,356

			5,255,429

Pipelines — 3.3%
Baa2	2,400	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes 5.80%, 03/01/21	2,827,325
Ba2	250	NGPL PipeCo LLC, Sr. Sec’d. Notes, 144A 7.119%, 12/15/17	256,875
Baa2	1,075	Spectra Energy Capital LLC, Gtd. Notes 5.50%, 03/01/14	1,136,774
A3	1,500	TransCanada Pipelines Ltd., Sr. Unsec’d. Notes (Canada) 3.80%, 10/01/20	1,681,935

			5,902,909

Software — 0.8%
A1	1,200	Oracle Corp., Sr. Unsec’d. Notes 3.875%, 07/15/20	1,377,019

Telecommunications — 1.4%
A2	675	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes 5.55%, 02/01/14	721,813
Baa1	1,680	Rogers Communications, Inc., Gtd. Notes (Canada) 6.375%, 03/01/14	1,826,568

			2,548,381

Tobacco — 0.6%
Baa1	1,000	Altria Group, Inc., Gtd. Notes 8.50%, 11/10/13	1,095,099

		TOTAL CORPORATE BONDS (cost $80,482,945)	82,939,511

FOREIGN GOVERNMENT BONDS — 2.5%
Baa3	1,500	Republic of Panama, Sr. Unsec’d. Notes (Panama) 9.375%, 04/01/29	2,535,000

Aaa	GBP 900	United Kingdom Gilt, Bonds (United Kingdom) 4.50%, 12/07/42	1,869,791

		TOTAL FOREIGN GOVERNMENT BONDS (cost $3,406,405)	4,404,791

MUNICIPAL BONDS — 3.5%
California — 0.5%
B3	800	Tobacco Securitization Authority of Southern California, Revenue Bonds 5.00%, 06/01/37	639,712
Aa2	325	University of California, Revenue Bonds 5.035%, 05/15/21	373,851

			1,013,563

Florida — 0.5%
Aa2	800	County of Broward Florida, Revenue Bonds 6.206%, 10/01/30	905,784

Illinois — 0.6%
Aa3	1,000	Illinois State Toll Highway Authority, Revenue Bonds 5.293%, 01/01/24	1,107,060

New York — 1.5%
Aa1	1,100	New York City Transitional Finance Authority, Revenue Bonds 4.075%, 11/01/20	1,223,200
Aa1	1,200	5.008%, 08/01/27	1,406,868

			2,630,068

West Virginia — 0.4%
B2	920	Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds 7.467%, 06/01/47	698,031

		TOTAL MUNICIPAL BONDS (cost $5,974,823)	6,354,506

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.0%
A3	146	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 2.736%(c), 02/25/45	131,733
CCC(d)	204	Bank of America Funding Corp., Series 2006-A, Class 1A1 2.634%(c), 02/20/36	191,991
NR	1,020	BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A 5.25%, 04/26/37	932,181
B3	299	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 2.647%(c), 11/25/34	283,633
B3	647	Series 2004-8, Class 13A1 2.855%(c), 11/25/34	545,473
Caa3	610	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 2.792%(c), 11/25/36	345,106
Caa3	561	Series 2006-6, Class 32A1 2.811%(c), 11/25/36	307,797
B(d)	197	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A 2.58%(c), 10/25/35	175,199
CC(d)	1,174	Series 2006-AR1, Class 1A1 2.53%(c), 10/25/35	994,732
AAA(d)	45	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 6.25%, 12/25/33	47,170

Baa3	109	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A 6.50%(c), 01/25/34	108,629
B2	633	Series 2004-25, Class 1A1 0.576%(c), 02/25/35	506,835
AAA(d)	15	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.50%, 04/25/33	15,711
Aa1	EUR 800	EMF-NL, Series 2008-APRX, Class A2 (Netherlands) 1.286%(c), 04/17/41	758,175
Aaa	977	Federal Home Loan Mortgage Corp., Series 3346, Class FA 0.479%(c), 02/15/19	978,509
Aaa	217	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2 7.00%, 10/25/43	247,480
Aaa	592	Series T-75, Class A1 0.286%(c), 12/25/36	587,834
Aaa	46	Government National Mortgage Assoc., Series 1995-2, Class KQ 8.50%, 03/20/25	56,212
Aaa	60	Series 2000-9, Class FG 0.849%(c), 02/16/30	60,289
Aaa	86	Series 2000-9, Class FH 0.749%(c), 02/16/30	86,883
Aaa	181	Series 2000-11, Class PH 7.50%, 02/20/30	189,705
Aaa	109	Granite Master Issuer PLC, Series 2006-3, Class A7 (United Kingdom) 0.347%(c), 12/20/54	105,432
Caa2	356	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 0.476%(c), 06/25/45	220,639
AAA(d)	275	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.644%(c), 09/25/35	272,792
B2	293	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.456%(c), 02/25/36	220,575
A1	240	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A 1.245%(c), 10/25/35	213,743
Aaa	1,517	NCUA Guaranteed Notes, Series 2010-R2, Class 1A 0.616%(c), 11/06/17	1,519,248
A3	302	Sequoia Mortgage Trust, Series 10, Class 2A1 1.007%(c), 10/20/27	292,693
Baa2	113	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1 0.497%(c), 07/19/35	88,417
NR	29	Structured Asset Securities Corp., Series 2001-21A, Class 1A1 2.603%(c), 01/25/32	21,632
Baa2	248	Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A 1.547%(c), 06/25/42	214,393
B2	14	Series 2002-AR9, Class 1A 1.547%(c), 08/25/42	12,386

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $11,969,338)	10,733,227

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
	90	Federal National Mortgage Assoc. 2.194%(c), 07/01/25	91,378

	53	3.25%(c), 08/01/24	54,021
	4	5.059%(c), 12/01/30	4,198
	481	Government National Mortgage Assoc. 1.625%, 01/20/24-07/20/30	499,046
	25	2.00%(c), 10/20/24	25,906
	152	2.375%, 05/20/23-06/20/27	158,419
	40	2.50%(c), 02/20/25	41,404
	153	Small Business Administration Participation Certificates, Series 2008-20A, Class 1 5.17%, 01/01/28	177,007
	322	Series 2008-20D, Class 1 5.37%, 04/01/28	365,510

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,345,972)	1,416,889

U.S. TREASURY OBLIGATIONS — 15.6%
	6,700	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22	7,344,388
	200	0.625%, 07/15/21	230,803
	1,100	1.125%, 01/15/21	1,349,607
	2,100	1.25%, 07/15/20	2,606,871
	200	2.00%, 01/15/26	303,106
	200	2.375%, 01/15/25	328,642
	5,900	U.S. Treasury Notes 0.875%, 02/28/17	5,991,727
	9,200	2.00%, 11/15/21-02/15/22	9,663,593

		TOTAL U.S. TREASURY OBLIGATIONS (cost $26,729,021)	27,818,737

		TOTAL LONG-TERM INVESTMENTS (cost $139,829,083)	143,860,784

SHORT-TERM INVESTMENTS — 19.1%
REPURCHASE AGREEMENTS(m) — 18.8%
11,200		Barclays Capital, Inc., 0.17%, dated 7/31/12, due 08/01/12 in the amount of $11,200,053	11,200,000
4,500		Barclays Capital, Inc., 0.20%, dated 7/31/12, due 08/01/12 in the amount of $4,500,025	4,500,000
2,200		Barclays Capital, Inc., 0.21%, dated 7/31/12, due 08/01/12 in the amount of $2,200,013	2,200,000
7,400		Credit Suisse Securities LLC, 0.20%, dated 7/31/12, due 08/01/12 in the amount of $7,400,041	7,400,000
8,300		Deutsche Bank Securities, Inc., 0.17%, dated 7/31/12, due 08/01/12 in the amount of $8,300,039	8,300,000

		TOTAL REPURCHASE AGREEMENTS (cost $33,600,000)	33,600,000

U.S. TREASURY OBLIGATION(n)
	68	U.S. Treasury Bills(h) (cost $67,991) 0.03%, 09/06/12	67,995

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%
533,001		Prudential Investment Portfolios 2— Prudential Core Taxable Money Market Fund (cost $533,001)(w)	533,001

Notional Amounts (000)#		COUNTERPARTY
OPTIONS PURCHASED *(j)
Put Options
	Interest Rate Swap Options,	Credit Suisse First Boston Corp.	1,979

$ 4,100	Pay a fixed rate of 3.27% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12 (cost $210,467)
	TOTAL SHORT-TERM INVESTMENTS (cost $34,411,459)		34,202,975

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.6% (cost $174,240,542)(p)		178,063,759

OPTIONS WRITTEN *(j)
Put Options
9,600	Interest Rate Swap Options, Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12 (premiums received $213,120)	Credit Suisse First Boston Corp.	(206)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.6% (cost $174,027,422)		178,063,553
	OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.4%		728,459

	NET ASSETS —100%		$178,792,012

The following abbreviations were used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FSB	Federal Saving Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
SLM	Student Loan Mortgage
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of July 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
*	Non-income producing security.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	The amount represents the fair value of derivative instruments subject to interest rate contract risk exposure as of July 31,2012.
(m)	Repurchase agreement is collateralized by FNMA (coupon rate 3.500%, maturity date 03/01/42), U.S. Treasury Notes (coupon rates 0.250%-2.000%, maturity dates 05/31/14-02/15/22) and U.S. Treasury Bonds (coupon rate 4.625%, maturity date 02/15/40) with an aggregate value, including accrued interest of $34,367,688.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $175,690,230; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,373,529(gross unrealized appreciation $5,207,176; gross unrealized depreciation $2,833,647). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real, Expiring 08/02/12	Barclays Capital Group	BRL	64	$32,706	$31,193	$(1,513)
Expiring 10/02/12	UBS Securities	BRL	64	31,514	30,845	(669)
British Pound, Expiring 08/02/12	Royal Bank of Canada	GBP	2,312	3,581,982	3,624,846	42,864
Canadian Dollar, Expiring 09/20/12	Barclays Capital Group	CAD	3,550	3,481,006	3,535,977	54,971
Expiring 09/20/12	Citigroup Global Markets	CAD	110	109,056	109,565	509
Expiring 09/20/12	JPMorgan Chase	CAD	3,624	3,552,161	3,609,685	57,524
Expiring 09/20/12	Royal Bank of Canada	CAD	2,723	2,639,717	2,712,244	72,527
Chinese Yuan, Expiring 02/01/13	Deutsche Bank	CNY	14,553	2,296,513	2,264,716	(31,797)
Expiring 08/05/13	Deutsche Bank	CNY	2,000	319,285	309,397	(9,888)
Expiring 08/05/13	UBS Securities	CNY	5,656	895,677	875,005	(20,672)
Indonesian Rupiah, Expiring 01/30/13	Morgan Stanley	IDR	54,190	5,531	5,576	45
Mexican Peso, Expiring 08/15/12	Hong Kong & Shanghai Bank	MXN	44	3,257	3,278	21
Singapore Dollar, Expiring 08/03/12	Royal Bank of Canada	SGD	25	19,744	19,974	230
Expiring 08/03/12	UBS Securities	SGD	4,529	3,613,404	3,639,157	25,753

				$20,581,553	$20,771,458	$189,905

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 08/30/12	JPMorgan Chase	AUD	3,643	$3,720,541	$3,816,838	$(96,297)
Brazilian Real, Expiring 08/02/12	UBS Securities	BRL	64	31,822	31,193	629
British Pound, Expiring 08/02/12	Hong Kong & Shanghai Bank	GBP	1,193	1,863,842	1,870,433	(6,591)
Expiring 08/02/12	UBS Securities	GBP	1,119	1,746,048	1,754,413	(8,365)
Expiring 09/04/12	Royal Bank of Canada	GBP	2,312	3,581,704	3,624,804	(43,100)
Canadian Dollar, Expiring 09/20/12	Royal Bank of Canada	CAD	53	52,781	52,791	(10)
Expiring 09/20/12	UBS Securities	CAD	11,360	11,051,551	11,315,126	(263,575)
Chinese Yuan, Expiring 02/01/13	Deutsche Bank	CNY	4,438	688,000	690,573	(2,573)
Expiring 02/01/13	JPMorgan Chase	CNY	17,585	2,759,957	2,736,562	23,395

Euro, Expiring 09/14/12	Citigroup Global Markets	EUR	6,537	8,155,823	8,047,564	108,259
Expiring 09/14/12	Citigroup Global Markets	EUR	88	111,723	108,335	3,388
Expiring 09/14/12	Royal Bank of Canada	EUR	11	13,346	13,542	(196)
Expiring 09/14/12	UBS Securities	EUR	1,002	1,253,925	1,233,541	20,384
Indian Rupee, Expiring 10/03/12	Hong Kong & Shanghai Bank	INR	2,296	39,535	40,752	(1,217)
Japanese Yen, Expiring 09/10/12	Citigroup Global Markets	JPY	140,983	1,806,111	1,805,397	714
Malaysian Ringgit, Expiring 10/16/12	UBS Securities	MYR	34	10,674	10,902	(228)
Mexican Peso, Expiring 08/15/12	JPMorgan Chase	MXN	44	3,340	3,278	62
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	44	3,224	3,242	(18)
New Taiwanese Dollar, Expiring 11/30/12	Barclays Capital Group	TWD	360	12,222	12,025	197
Philippine Peso, Expiring 10/31/12	Citigroup Global Markets	PHP	7	161	169	(8)
Singapore Dollar, Expiring 08/03/12	Citigroup Global Markets	SGD	4,553	3,566,000	3,659,131	(93,131)
Expiring 10/22/12	Royal Bank of Canada	SGD	25	19,751	19,977	(226)
South Korean Won, Expiring 09/28/12	Barclays Capital Group	KRW	13,277	11,434	11,697	(263)

				$40,503,515	$40,862,285	$(358,770)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2012.

Interest rate swap agreements outstanding at July 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
	Over-the-counter swap agreements:
	$5,400	07/10/16	0.783%	1-Day Federal Funds rate compounded(1)	$4,774	$1,154	$3,620	Goldman Sachs
AUD	4,400	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	354,809	(23,873)	378,682	Barclays Bank PLC
AUD	4,400	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	354,835	(23,154)	377,989	JPMorgan Chase
AUD	1,500	12/15/21	5.750%	6 month Australian Bank Bill rate(1)	244,861	(14,302)	259,163	Barclays Bank PLC
AUD	1,300	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	104,828	(8,966)	113,794	Citigroup
AUD	100	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	8,065	(533)	8,598	UBS AG
AUD	100	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	8,063	(635)	8,698	Deutsche Bank
BRL	21,100	01/02/15	9.010%	Brazilian interbank overnight lending rate(1)	153,685	7,308	146,377	Barclays Bank PLC
BRL	14,100	01/02/15	9.980%	Brazilian interbank overnight lending rate(1)	237,226	(4,576)	241,802	JPMorgan Chase
	Exchange-traded swap agreements:
	$12,800	09/21/16	4.000%	3 month LIBOR(1)	1,045,093	435,432	609,661	—
	1,200	06/20/22	2.500%	3 month LIBOR(1)	(105,367)	—	(105,367)	—
AUD	4,500	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	21,303	(21,270)	42,573	—
CAD	8,100	06/15/22	3.000%	3 month LIBOR(1)	121,608	54,141	67,467	—

					$2,553,783	$400,726	$2,153,057

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Implied Credit Spread at July 31, 2012(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues - Sell Protection (1):
Berkshire Hathaway	03/20/13	1.000%		$2,500	0.523%	$12,527	$—	$12,527	Barclays Bank PLC
BP Capital Markets	06/20/15	5.000%		800	0.632%	105,752	6,942	98,810	Credit Suisse International
BP Capital Markets	06/20/15	5.000%		700	0.632%	92,533	12,273	80,260	Goldman Sachs
Citigroup, Inc.	09/20/14	1.000%		2,700	N/A	(30,176)	(33,895)	3,719	Credit Suisse First Boston Corp.
Federal Republic of Brazil	03/20/16	1.000%		2,800	0.989%	(396)	(19,286)	18,890	Citigroup
Japan Gov’t. Series 55	03/20/16	1.000%		600	0.612%	8,905	3,192	5,713	Goldman Sachs
Lloyds TSB Bank	09/20/17	3.000%	EUR	1,200	2.567%	34,357	10,595	23,762	Morgan Stanley & Co.
Lloyds TSB Bank	09/20/17	3.000%	EUR	400	2.567%	11,452	4,199	7,253	Deutsche Bank
Morgan Stanley Co.	06/20/13	1.000%		2,600	2.373%	(28,503)	(66,573)	38,070	Credit Suisse First Boston Corp.
Republic of Italy	06/20/17	1.000%	EUR	300	4.037%	(46,512)	(56,464)	9,952	Bank of America, N.A.
Republic of Korea	03/20/16	1.000%		2,500	0.828%	20,266	1,507	18,759	Barclays Bank PLC

						$180,205	$(137,510)	$317,715

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps - Buy Protection (2):
Credit Agricole SA	12/20/16	1.000%	EUR	500	$39,661	$42,698	$(3,037)	Citigroup
Credit Agricole SA	12/20/16	1.000%	EUR	300	23,797	26,240	(2,443)	Goldman Sachs
Dow Jones iTraxx 15	06/20/16	1.000%	EUR	2,100	256,251	334,655	(78,404)	Morgan Stanley & Co.
Dow Jones iTraxx 16	12/20/16	5.000%	EUR	5,600	211,951	386,619	(174,668)	Morgan Stanley & Co.
Dow Jones iTraxx 17	06/20/17	5.000%	EUR	700	38,412	57,363	(18,951)	Bank of America, N.A.
KB Home	03/20/15	5.000%		$4,000	(122,356)	(162,174)	39,818	Deutsche Bank
Exchange-traded credit default swaps - Buy Protection (2):
Dow Jones CDX IG 18 5Y Index	06/20/17	1.000%		6,400	(15,313)	26,246	(41,559)	—

					$432,403	$711,647	$(279,244)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$2,190,278	$—
Bank Loans	—	1,762,761	—
Certificate of Deposit	—	1,598,663	—
Commercial Mortgage-Backed Securities	—	4,641,421	—
Corporate Bonds	—	82,939,511	—
Foreign Government Bonds	—	4,404,791	—
Municipal Bonds	—	6,354,506	—
Residential Mortgage-Backed Securities	—	10,733,227	—
U.S. Government Agency Obligations	—	1,416,889	—
U.S. Treasury Obligations	—	27,886,732	—
Repurchase Agreements	—	33,600,000	—
Affiliated Money Market Mutual Fund	533,001	—	—
Options Purchased	—	1,979	—
Options Written	—	(206)	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(168,865)	—
Interest rate swap agreements	614,334	1,538,723	—
Credit default swap agreements	(41,559)	80,030	—

Total	$1,105,776	$178,980,440	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments

as of July 31, 2012 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 121.9%
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.9%
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A2 (cost $327,565)
$ 401	5.286%, 06/11/41	$ 412,163

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.3%
198	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1 2.52%(c), 03/25/36	144,164
135	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7 5.50%, 01/25/36	105,063
369	Series 2005-85CB, Class 2A2 5.50%, 02/25/36	283,254
368	Series 2005-J11, Class 1A3 5.50%, 11/25/35	346,786
316	Series 2007-HY5R, Class 2A1A 5.545%(c), 03/25/47	300,804
92	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3 6.25%, 09/25/36	91,853
75	Series 2006-J2, Class 1A6 6.00%, 04/25/36	62,092
11	Federal Home Loan Mortgage Corp., Series 74, Class F 6.00%, 10/15/20	11,553
2	Series 83, Class Z 9.00%, 10/15/20	1,722
15	Series 186, Class E 6.00%, 08/15/21	16,563
4	Series 1058, Class H 8.00%, 04/15/21	4,832
4	Series 1116, Class I 5.50%, 08/15/21	4,092
20	Series 1120, Class L 8.00%, 07/15/21	23,371
425	Series 2809, Class UC 4.00%, 06/15/19	450,687
572	Series 2995, Class ST, IO 6.501%(c), 05/15/29	99,841
1,601	Series 3279, Class SD, IO 6.181%(c), 02/15/37	230,941
1,586	Series 3309, Class SC, IO 6.201%(c), 04/15/37	229,389
285	Series 3787, Class AY 3.50%, 01/15/26	309,701
330	Series 3840, Class HB 3.50%, 04/15/26	362,544
138	Federal Home Loan Mortgage Corp., Structured Pass-Through Securities, Series T-42, Class A5 7.50%, 02/25/42	169,277

6	Federal National Mortgage Assoc., Series 56, Class 1 6.00%, 04/01/19	6,851
6	Series 1988-19, Class J 8.50%, 07/25/18	6,792
3	Series 1990-10, Class L 8.50%, 02/25/20	3,482
6	Series 1990-108, Class G 7.00%, 09/25/20	6,726

6	Series 1991-21, Class J 7.00%, 03/25/21	7,176
13	Series 1992-113, Class Z 7.50%, 07/25/22	14,537
168	Series 1993-223, Class ZA 6.50%, 12/25/23	191,227
106	Series 2001-51, Class QN 6.00%, 10/25/16	113,582
80	Series 2003-33, Class PT 4.50%, 05/25/33	87,899
1,097	Series 2007-22, Class SD, IO 6.154%(c), 03/25/37	187,501
285	Series 2011-67, Class BE 3.50%, 07/25/26	311,419
9	Series G14, Class L 8.50%, 06/25/21	10,921
9	Series G92-24, Class Z 6.50%, 04/25/22	9,907
48	Series G92-59, Class D 6.00%, 10/25/22	52,786
157	Series G94-4, Class PG 8.00%, 05/25/24	180,141
18	First Boston Mortgage Securities Corp., Series B, Class I-O, IO 8.985%, 04/25/17	2,340
18	Series B, Class P-O, PO 2.675%(s), 04/25/17	17,763
72	Government National Mortgage Assoc., Series 2006-35, Class LO, PO 2.363%(s), 07/20/36	68,823
748	Series 2006-38, Class XS, IO 7.001%(c), 09/16/35	156,521
77	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2 2.943%(c), 04/25/35	60,001
212	Series 2007-AR2, Class 1A1 3.099%(c), 05/25/47	134,063
212	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3 5.50%, 06/25/37	196,730
168	Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22 6.00%, 08/25/37	147,393
563	Residential Asset Securitization Trust, Series 2004-A3, Class A7 5.25%, 06/25/34	574,197
126	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5 2.12%(c), 03/25/33	125,033
150	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A2 2.613%(c), 07/25/36	119,231

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,480,593)	6,041,571

U.S. GOVERNMENT AGENCY OBLIGATIONS — 107.7%
3,100	Federal Home Loan Mortgage Corp. 3.50%, TBA	3,282,125
1,521	5.00%, 10/01/35	1,652,730
3,465	5.50%, 06/01/34-07/01/38	3,789,993
637	6.00%, 01/01/15-02/01/21	700,850
54	6.50%, 01/01/18-06/01/22	61,372
17	7.50%, 06/01/28	21,014
2	8.50%, 04/01/18	1,808
13	11.50%, 03/01/16	13,472
800	Federal National Mortgage Assoc. 3.00%, TBA	843,375

900	3.00%, TBA	936,141
1,100	3.50%, TBA	1,169,094
2,000	3.50%, TBA	2,121,875
441	4.00%, 01/01/42	473,858
2,700	4.00%, TBA	2,893,641
1,059	4.50%, 05/01/35	1,153,374
1,060	4.57%, 06/01/20	1,219,342
1,896	5.00%, 11/01/18-08/01/35	2,071,527
84	5.00%, 07/01/33(k)	91,880
128	5.00%, 09/01/34(k)	140,194
1,800	5.00%, TBA	1,961,438
685	5.50%, 06/01/33-05/01/36	759,518
1,000	5.50%, TBA	1,086,563
279	6.00%, 03/01/23-12/01/39	307,727
1,300	6.00%, TBA	1,433,859
275	6.50%, 05/01/14-08/01/17	291,589
400	6.50%, TBA	450,875
12	8.00%, 09/01/22-12/01/22	13,586
2	9.75%, 11/01/16	2,084
400	Government National Mortgage Assoc. 3.00%, TBA	422,063
1,100	3.50%, TBA	1,193,500
4,345	4.00%, 07/15/41-03/15/42	4,778,783
1,368	4.50%, 11/15/39-06/15/41	1,508,068
3,700	4.50%, TBA	4,097,750
182	5.00%, 06/15/40	201,960
1,823	5.50%, 08/15/38-09/15/39	2,037,965
2,000	5.50%, TBA	2,236,250
995	6.00%, 07/15/24-12/15/40	1,120,537
1,004	6.50%, 06/15/23-12/15/35	1,182,313
811	7.00%, 11/15/31-11/15/33	966,343
13	7.50%, 07/20/17-12/20/23	15,485
201	8.00%, 03/15/17-11/15/30	222,522
20	8.25%, 06/20/17-07/20/17	20,484
32	8.50%, 04/20/17	32,587
33	9.00%, 01/15/20	38,684
— (r)	9.50%, 06/15/20	441

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $47,617,162)	49,020,639

	TOTAL LONG-TERM INVESTMENTS (cost $53,425,320)	55,474,373

SHORT-TERM INVESTMENT — 31.3%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND
14,247,144	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,247,144)(w)	14,247,144

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 153.2% (cost $67,672,464)(p)	69,721,517

Principal Amount (000)#
SECURITIES SOLD SHORT — (21.7)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
	Federal National Mortgage Assoc.
$ 1,900	4.50%, TBA	(2,054,672)
4,600	5.50%, TBA	(5,046,344)
	Government National Mortgage Assoc.
2,500	4.00%, TBA	(2,744,531)

TOTAL SECURITIES SOLD SHORT (proceeds received $9,814,844)	(9,845,547)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 131.5% (cost $57,857,620)	59,875,970
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (31.5)%	(14,358,994)

NET ASSETS — 100%	$45,516,976

The following abbreviations are used in the Portfolio descriptions:

IO	Interest Only
PO	Principal Only Securities
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2012.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $67,683,480; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,038,037 (gross unrealized appreciation $2,406,857; gross unrealized depreciation $368,820). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at July 31, 2012.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at July 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2012	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
13	90 Day Euro Dollar	Sep. 2012	$3,233,588	$3,237,488	$3,900

	Short Positions:
18	5 Year U.S. Treasury Notes	Sep. 2012	2,242,092	2,246,063	(3,971)
9	10 Year U.S. Treasury Notes	Sep. 2012	1,216,828	1,211,906	4,922

					951

					$4,851

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commerical Mortgage-Backed Security	$—	$412,163	$—
Residential Mortgage-Backed Securities	—	6,041,571	—
U.S. Government Agency Obligations	—	49,020,639	—
Affiliated Money Market Mutual Fund	14,247,144	—	—
Securities Sold Short-U.S. Government Agency Obligations	—	(9,845,547)	—
Other Financial Instruments*
Futures	4,851	—	—

Total	$14,251,995	$45,628,826	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or the “Manager”) through the adoption of Valuation Procedures for valuation of the Portfolios’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolios to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolios’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following each Portfolio’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolios’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Portfolios invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PI.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     September 24, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     September 24, 2012

*	Print the name and title of each signing officer under his or her signature.